PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 35 .6%
Communication Services : 2 .3%
4,000
(1)
Adevinta ASA
$ 39,407
0.0
19,335
(1)
Alphabet, Inc. - Class A
2,530,178
0 .9
54
Cable One, Inc.
33,245
0.0
84
(1)
Charter
Communications, Inc. -
Class A
36,945
0.0
16,587  Comcast Corp. - Class
A
735,468
0 .3
1,469
Electronic Arts, Inc.
176,868
0 .1
5,662  Iridium
Communications, Inc.
257,564
0 .1
1,700
KDDI Corp.
52,038
0.0
4,155
(1)
Meta Platforms, Inc. -
Class A
1,247,372
0 .5
1,470
(1)
Netflix, Inc.
555,072
0 .2
264  New York Times Co. -
Class A
10,877
0.0
57  Nexstar Media Group,
Inc.
8,172
0.0
40,000  Nippon Telegraph &
Telephone Corp.
47,345
0.0
856
Publicis Groupe SA
64,793
0.0
1,118
(2)
Scout24 SE
77,520
0.0
8,900  Singapore
Telecommunications
Ltd.
15,754
0.0
1,400
SoftBank Group Corp.
58,976
0.0
910
(1)
Spotify Technology SA
140,722
0 .1
3,638
TEGNA, Inc.
53,006
0.0
16,011
Telefonica SA
65,410
0.0
30,015
Telstra Group Ltd.
74,156
0.0
257
(1)
Trade Desk, Inc. - Class
A
20,085
0.0
745
(1)
TripAdvisor, Inc.
12,352
0.0
6,077
Vivendi SE
53,223
0.0
107,525
Vodafone Group PLC
100,795
0 .1
2,034
WPP PLC
18,122
0.0
2,420
(1)
ZoomInfo Technologies,
Inc.
39,688
0.0
6,525,153
2 .3
Consumer Discretionary : 4 .0%
1,560
ADT, Inc.
9,360
0.0
13,642
(1)
Amazon.com, Inc.
1,734,171
0 .6
2,316
Aramark
80,365
0.0
3,732
Aristocrat Leisure Ltd.
97,504
0.0
472
(1)
AutoNation, Inc.
71,461
0.0
4,614
BorgWarner, Inc.
186,267
0 .1
3,803
Boyd Gaming Corp.
231,336
0 .1
205
Brunswick Corp.
16,195
0.0
2,730
Burberry Group PLC
63,268
0.0
217
(1)
Caesars Entertainment,
Inc.
10,058
0.0
579
(1)(3)
Chewy, Inc. - Class A
10,573
0.0
938  Cie Financiere
Richemont SA
114,233
0 .1
10,393
(1)
Coupang, Inc.
176,681
0 .1
1,226
(1)
Crocs, Inc.
108,170
0 .1
192
(1)
Deckers Outdoor Corp.
98,705
0.0
487
(1)(2)
Delivery Hero SE
13,906
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
368  Dick's Sporting Goods,
Inc.
$ 39,957
0.0
3,396
DR Horton, Inc.
364,968
0 .1
1,677
Entain PLC
19,020
0.0
568
(1)
Etsy, Inc.
36,681
0.0
502
(2)
Evolution AB
50,656
0.0
395
(1)
Expedia Group, Inc.
40,713
0.0
160
Ferrari NV
47,166
0.0
1,253
(1)
Five Below, Inc.
201,608
0 .1
15,630
Ford Motor Co.
194,125
0 .1
580
(1)(3)
GameStop Corp. -
Class A
9,547
0.0
1,465
Gap, Inc.
15,573
0.0
12,872
General Motors Co.
424,390
0 .2
6,178
Gentex Corp.
201,032
0 .1
111,200
Genting Singapore Ltd.
68,648
0.0
1,507
Genuine Parts Co.
217,581
0 .1
64  Graham Holdings Co. -
Class B
37,312
0.0
455
(1)
Grand Canyon
Education, Inc.
53,180
0.0
1,100
H&R Block, Inc.
47,366
0.0
1,860
Harley-Davidson, Inc.
61,492
0.0
9
Hermes International
16,405
0.0
5,408
(1)
Hilton Grand Vacations,
Inc.
220,106
0 .1
451
Home Depot, Inc.
136,274
0 .1
9,600
(3)
Honda Motor Co. Ltd.
107,997
0 .1
4,057  Industria de Diseno
Textil SA
150,969
0 .1
663
KB Home
30,684
0.0
1,143
Kohl's Corp.
23,957
0.0
1,788
(2)
La Francaise des Jeux
SAEM
58,074
0.0
892
Lear Corp.
119,706
0 .1
384
Leggett & Platt, Inc.
9,757
0.0
117
(1)
Light & Wonder, Inc.
8,346
0.0
36
Lithia Motors, Inc.
10,632
0.0
7,758
LKQ Corp.
384,099
0 .1
304
(1)
Lululemon Athletica,
Inc.
117,225
0 .1
183  LVMH Moet Hennessy
Louis Vuitton SE
138,134
0 .1
10,255
(3)
Macy's, Inc.
119,061
0 .1
84  Marriott Vacations
Worldwide Corp.
8,453
0.0
3,282
(1)
Mattel, Inc.
72,302
0.0
9,646  MGM Resorts
International
354,587
0 .1
760
Moncler SpA
44,046
0.0
5,268
NIKE, Inc. - Class B
503,726
0 .2
8,300
Nissan Motor Co. Ltd.
36,630
0.0
12,086
(3)
Nordstrom, Inc.
180,565
0 .1
11
(1)
NVR, Inc.
65,596
0.0
731
(1)
Ollie's Bargain Outlet
Holdings, Inc.
56,419
0.0
300  Open House Group Co.
Ltd.
10,172
0.0
1,073
Pandora A/S
110,724
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
5,899
(1)
Penn Entertainment,
Inc.
$ 135,382
0 .1
304
(1)
Planet Fitness, Inc. -
Class A
14,951
0.0
857
(1)
Prosus NV
25,252
0.0
439
PVH Corp.
33,588
0.0
1,344
Ralph Lauren Corp.
156,025
0 .1
5,100  Sekisui Chemical Co.
Ltd.
73,373
0.0
4,400
Sekisui House Ltd.
87,566
0.0
2,200
(1)(3)
Sharp Corp./Japan
13,696
0.0
200
Sony Group Corp.
16,355
0.0
1,471
Stellantis NV
28,167
0.0
3,500
Subaru Corp.
68,056
0.0
2,788
Tapestry, Inc.
80,155
0.0
2,477
(1)
Taylor Morrison Home
Corp.
105,545
0.0
4,671
(1)
Tesla, Inc.
1,168,778
0 .4
396
(1)
TopBuild Corp.
99,634
0.0
6,000
Toyota Motor Corp.
107,642
0.0
1,958
Travel + Leisure Co.
71,917
0.0
6,889
(1)
Under Armour, Inc. -
Class A
47,190
0.0
500
USS Co. Ltd.
8,266
0.0
2,553
Valeo
43,809
0.0
16,152
Wendy's Co.
329,662
0 .1
1,477
Whitbread PLC
62,172
0.0
524
Williams-Sonoma, Inc.
81,430
0.0
131
Wingstop, Inc.
23,559
0.0
1,998
Wynn Resorts Ltd.
184,635
0 .1
1,632
(1)(2)
Zalando SE
36,260
0.0
11,350,979
4 .0
Consumer Staples : 2 .4%
874  Anheuser-Busch InBev
SA
48,451
0.0
6,882
(1)
BellRing Brands, Inc.
283,745
0 .1
166
(1)
BJ's Wholesale Club
Holdings, Inc.
11,847
0.0
65
(1)
Boston Beer Co., Inc. -
Class A
25,320
0.0
5,666  British American
Tobacco PLC
177,906
0 .1
3,282
Carrefour SA
56,369
0.0
31  Casey's General Stores,
Inc.
8,417
0.0
452
(1)
Celsius Holdings, Inc.
77,563
0.0
1,000  Church & Dwight Co.,
Inc.
91,630
0.0
401  Coca-Cola
Consolidated, Inc.
255,164
0 .1
475  Coca-Cola Europacific
Partners PLC
29,678
0.0
1,189  Coca-Cola HBC AG -
Class DI
32,512
0.0
3,289
Coles Group Ltd.
32,827
0.0
4,959
Colgate-Palmolive Co.
352,635
0 .1
643
Costco Wholesale Corp.
363,269
0 .1
2,384
(1)
Darling Ingredients, Inc.
124,445
0 .1
438
Flowers Foods, Inc.
9,715
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
5,905
General Mills, Inc.
$ 377,861
0 .2
2,439
Haleon PLC
10,110
0.0
1,310
Heineken Holding NV
98,723
0 .1
4,142
Imperial Brands PLC
84,027
0.0
669
Ingredion, Inc.
65,830
0.0
6,684
J Sainsbury PLC
20,584
0.0
6,200
Japan Tobacco, Inc.
142,650
0 .1
1,900  Kobayashi
Pharmaceutical Co. Ltd.
84,742
0.0
1,273  Koninklijke Ahold
Delhaize NV
38,368
0.0
122
L'Oreal SA
50,558
0.0
2,615
Mowi ASA
46,221
0.0
2,017
Nestle SA
228,316
0 .1
5,244
PepsiCo, Inc.
888,543
0 .3
6,085
(1)
Performance Food
Group Co.
358,163
0 .1
542
Pernod Ricard SA
90,238
0.0
7,855  Philip Morris
International, Inc.
727,216
0 .3
5,337
Procter & Gamble Co.
778,455
0 .3
13
Seaboard Corp.
48,789
0.0
1,800
Sysco Corp.
118,890
0 .1
33,262
Tesco PLC
106,987
0 .1
6,240  Treasury Wine Estates
Ltd.
49,275
0.0
179
Unilever PLC
8,855
0.0
446
Unilever PLC - NL
22,080
0.0
7,633
(1)
US Foods Holding
Corp.
303,030
0 .1
85,500
(2)
WH Group Ltd.
44,752
0.0
2,000
Yakult Honsha Co. Ltd.
48,574
0.0
6,823,330
2 .4
Energy : 1 .7%
2,399
Aker BP ASA
66,241
0.0
526
Ampol Ltd.
11,356
0.0
954
(1)
Antero Resources Corp.
24,213
0.0
13,157
Baker Hughes Co.
464,705
0 .2
33,433
BP PLC
215,508
0 .1
2,912
ChampionX Corp.
103,725
0.0
1,232
Chevron Corp.
207,740
0 .1
346
Chord Energy Corp.
56,076
0.0
2,245
(1)
CNX Resources Corp.
50,692
0.0
1,832
ConocoPhillips
219,474
0 .1
2,421
Coterra Energy, Inc.
65,488
0.0
1,897  Diamondback Energy,
Inc.
293,807
0 .1
992
DT Midstream, Inc.
52,497
0.0
2,000
ENEOS Holdings, Inc.
7,872
0.0
3,474
EOG Resources, Inc.
440,364
0 .2
368
EQT Corp.
14,933
0.0
257
Equinor ASA
8,422
0.0
25,367  Equitrans Midstream
Corp.
237,689
0 .1
5,928
Exxon Mobil Corp.
697,014
0 .3
396
HF Sinclair Corp.
22,544
0.0
2,100
Inpex Corp.
31,497
0.0
1,128
Matador Resources Co.
67,094
0.0
1,700
Murphy Oil Corp.
77,095
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,942
(3)
New Fortress Energy,
Inc.
$ 194,779
0 .1
418
OMV AG
19,966
0.0
495
Ovintiv, Inc.
23,547
0.0
1,348  PBF Energy, Inc. -
Class A
72,158
0.0
2,734
Phillips 66
328,490
0 .1
424  Pioneer Natural
Resources Co.
97,329
0.0
2,682
Range Resources Corp.
86,924
0.0
6,407
Repsol SA
105,389
0 .1
5,663
Shell PLC
179,486
0 .1
3,836
(1)
Southwestern Energy
Co.
24,742
0.0
688
Tenaris SA
10,868
0.0
1,343
TotalEnergies SE
88,301
0.0
2,391
Valero Energy Corp.
338,829
0 .1
90
(1)
Weatherford
International PLC
8,130
0.0
5,014,984
1 .7
Financials : 4 .5%
3,006
3i Group PLC
75,663
0.0
2,108
(2)
ABN AMRO Bank NV
29,791
0.0
17
(1)(2)
Adyen NV
12,604
0.0
717  Affiliated Managers
Group, Inc.
93,454
0.0
1,600
AIA Group Ltd.
12,939
0.0
34
Allianz SE
8,091
0.0
1,343
Ally Financial, Inc.
35,831
0.0
599  American Financial
Group, Inc.
66,890
0.0
1,036  American International
Group, Inc.
62,782
0.0
1,266  Ameriprise Financial,
Inc.
417,375
0 .2
761
(2)
Amundi SA
42,743
0.0
750  Annaly Capital
Management, Inc.
14,108
0.0
1,720
Aon PLC - Class A
557,658
0 .2
264
Assured Guaranty Ltd.
15,977
0.0
5,609
AXA SA
166,413
0 .1
574  Axis Capital Holdings
Ltd.
32,356
0.0
12,325  Banco Bilbao Vizcaya
Argentaria SA
99,745
0.0
5,610  Bank Leumi Le-Israel
BM
46,484
0.0
2,034
Bank OZK
75,400
0.0
17,242
Barclays PLC
33,233
0.0
2,234
(1)
Berkshire Hathaway,
Inc. - Class B
782,570
0 .3
121
BlackRock, Inc.
78,225
0.0
2,899
BNP Paribas SA
184,337
0 .1
3,578  Capital One Financial
Corp.
347,245
0 .1
2,341
Charles Schwab Corp.
128,521
0 .1
10,118
Citigroup, Inc.
416,153
0 .2
1,041  Citizens Financial
Group, Inc.
27,899
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,794
CME Group, Inc.
$ 359,195
0 .1
6,001  CNO Financial Group,
Inc.
142,404
0 .1
1,747  Commerce Bancshares,
Inc.
83,821
0.0
5,463
Commerzbank AG
62,002
0.0
156  Commonwealth Bank of
Australia
9,965
0.0
2,600  Dai-ichi Life Holdings,
Inc.
53,675
0.0
1,945
Danske Bank A/S
45,136
0.0
8,854
Deutsche Bank AG
97,308
0.0
1,563
East West Bancorp, Inc.
82,386
0.0
2,301
Equitable Holdings, Inc.
65,325
0.0
158  Erie Indemnity Co. -
Class A
46,419
0.0
1,307
Essent Group Ltd.
61,808
0.0
365
Evercore, Inc. - Class A
50,326
0.0
53
Everest Re Group Ltd.
19,699
0.0
198  Fidelity National
Financial, Inc.
8,177
0.0
2,016  FinecoBank Banca
Fineco SpA
24,344
0.0
1,278  First American Financial
Corp.
72,194
0.0
1,487  First Financial
Bankshares, Inc.
37,353
0.0
1,456
First Hawaiian, Inc.
26,281
0.0
771
FNB Corp.
8,319
0.0
2,318
Hancock Whitney Corp.
85,743
0.0
2,874  Hartford Financial
Services Group, Inc.
203,795
0 .1
7,262
HSBC Holdings PLC
56,828
0.0
3,987  Industrivarden AB -
Class A
105,134
0 .1
783
ING Groep NV
10,320
0.0
380  International
Bancshares Corp.
16,469
0.0
59,289
Intesa Sanpaolo SpA
151,852
0 .1
4,689
Investor AB - Class B
89,769
0.0
1,127  Janus Henderson
Group PLC
29,099
0.0
1,031  Jefferies Financial
Group, Inc.
37,766
0.0
5,642
JPMorgan Chase & Co.
818,203
0 .3
945
Julius Baer Group Ltd.
60,487
0.0
343
Kemper Corp.
14,416
0.0
29,331  Legal & General Group
PLC
79,145
0.0
6,539
Loews Corp.
413,984
0 .2
170  London Stock Exchange
Group PLC
17,039
0.0
755  MarketAxess Holdings,
Inc.
161,298
0 .1
3,617  Marsh & McLennan
Cos., Inc.
688,315
0 .3
4,061
MetLife, Inc.
255,478
0 .1
5,648
MGIC Investment Corp.
94,265
0.0
12,000  Mitsubishi UFJ Financial
Group, Inc.
101,690
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,385  National Australia Bank
Ltd.
$ 99,969
0.0
36,986
NatWest Group PLC
105,801
0 .1
3,139
NN Group NV
100,631
0.0
6,217
Nordea Bank Abp
68,162
0.0
1,842
OneMain Holdings, Inc.
73,846
0.0
6,800
ORIX Corp.
126,972
0 .1
1,063  Pinnacle Financial
Partners, Inc.
71,264
0.0
4,170
(2)
Poste Italiane SpA
43,791
0.0
1,140  Prosperity Bancshares,
Inc.
62,221
0.0
6,932  QBE Insurance Group
Ltd.
69,440
0.0
880  Reinsurance Group of
America, Inc.
127,767
0 .1
41  RenaissanceRe
Holdings Ltd.
8,115
0.0
30,457
Rithm Capital Corp.
282,946
0 .1
201
RLI Corp.
27,314
0.0
2,764
SLM Corp.
37,646
0.0
2,300
(3)
Sompo Holdings, Inc.
98,571
0.0
1,954  Standard Chartered
PLC
17,972
0.0
3,949
(3)
Starwood Property
Trust, Inc.
76,413
0.0
2,570
State Street Corp.
172,087
0 .1
1,236
Stifel Financial Corp.
75,940
0.0
3,200  Sumitomo Mitsui
Financial Group, Inc.
157,203
0 .1
2,900  Sumitomo Mitsui Trust
Holdings, Inc.
109,176
0 .1
4,795  Svenska
Handelsbanken AB -
Class A
42,665
0.0
3,153
Swedbank AB - Class A
57,957
0.0
10,132
Synchrony Financial
309,735
0 .1
6,600
(3)
Tokio Marine Holdings,
Inc.
152,814
0 .1
2,179  Tradeweb Markets, Inc.
- Class A
174,756
0 .1
1,875
UMB Financial Corp.
116,344
0 .1
4,391
UniCredit SpA
104,622
0 .1
3,855
Unum Group
189,627
0 .1
15,329
Wells Fargo & Co.
626,343
0 .2
1,328  Willis Towers Watson
PLC
277,499
0 .1
1,312
Wintrust Financial Corp.
99,056
0.0
688
Zions Bancorp NA
24,004
0.0
12,900,388
4 .5
Health Care : 4 .5%
1,382
AbbVie, Inc.
206,001
0 .1
3,062  Agilent Technologies,
Inc.
342,393
0 .1
1,223
Alcon, Inc.
94,376
0.0
55
(1)
Alnylam
Pharmaceuticals, Inc.
9,740
0.0
600
(1)
Arrowhead
Pharmaceuticals, Inc.
16,122
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
7,500
Astellas Pharma, Inc.
$ 103,812
0.0
877
AstraZeneca PLC
118,294
0 .1
9,850  Bristol-Myers Squibb
Co.
571,694
0 .2
935
Bruker Corp.
58,250
0.0
198
Cardinal Health, Inc.
17,190
0.0
4,072
(1)
Centene Corp.
280,479
0 .1
1,500  Chugai Pharmaceutical
Co. Ltd.
46,251
0.0
579
Cigna Group
165,635
0 .1
499
Cochlear Ltd.
81,728
0.0
4,418
CVS Health Corp.
308,465
0 .1
400
Daiichi Sankyo Co. Ltd.
10,951
0.0
803
Danaher Corp.
199,224
0 .1
214
(1)
Demant A/S
8,836
0.0
1,090
(1)
Dexcom, Inc.
101,697
0.0
2,913
(1)
Doximity, Inc. - Class A
61,814
0.0
4,861
(1)
Edwards Lifesciences
Corp.
336,770
0 .1
1,021
Elevance Health, Inc.
444,564
0 .2
674
Eli Lilly & Co.
362,026
0 .1
10,068
(1)
Exelixis, Inc.
219,986
0 .1
5,622
Gilead Sciences, Inc.
421,313
0 .2
1,315
(1)
Globus Medical, Inc. -
Class A
65,290
0.0
7,041
GSK PLC
127,399
0 .1
522
(1)
Haemonetics Corp.
46,761
0.0
1,352
(1)
Halozyme Therapeutics,
Inc.
51,646
0.0
221
(1)
HealthEquity, Inc.
16,144
0.0
3,898  Hikma Pharmaceuticals
PLC
98,983
0.0
1,681
(1)
Hologic, Inc.
116,661
0.0
1,100
Hoya Corp.
112,659
0.0
631
Humana, Inc.
306,994
0 .1
1,957
(1)
Inari Medical, Inc.
127,988
0 .1
4,524
(1)
Incyte Corp.
261,351
0 .1
310
(1)
Inspire Medical
Systems, Inc.
61,516
0.0
137
(1)
Intuitive Surgical, Inc.
40,044
0.0
699
Ipsen SA
91,584
0.0
657
(1)
Jazz Pharmaceuticals
PLC
85,042
0.0
4,803
Johnson & Johnson
748,067
0 .3
3,220
(1)
Lantheus Holdings, Inc.
223,726
0 .1
1,127
(1)
LivaNova PLC
59,596
0.0
92
(1)
Masimo Corp.
8,067
0.0
484
McKesson Corp.
210,467
0 .1
2,689
Medtronic PLC
210,710
0 .1
8,082
Merck & Co., Inc.
832,042
0 .3
274
Merck KGaA
45,678
0.0
113
(1)
Mettler-Toledo
International, Inc.
125,212
0 .1
596
(1)
Molina Healthcare, Inc.
195,422
0 .1
2,420
(1)
Neurocrine Biosciences,
Inc.
272,250
0 .1
2,719
Novartis AG, Reg
277,688
0 .1
3,356  Novo Nordisk A/S -
Class B
305,568
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
3,700
Olympus Corp.
$ 48,039
0.0
4,200  Ono Pharmaceutical
Co. Ltd.
80,549
0.0
900  Otsuka Holdings Co.
Ltd.
31,955
0.0
2,381
Patterson Cos., Inc.
70,573
0.0
122
(1)
Penumbra, Inc.
29,513
0.0
4,493
Pfizer, Inc.
149,033
0 .1
1,755
(1)
Progyny, Inc.
59,705
0.0
411
(1)
Regeneron
Pharmaceuticals, Inc.
338,237
0 .1
620
Roche Holding AG
169,261
0 .1
1,580
Sanofi
169,653
0 .1
829
(1)
Shockwave Medical,
Inc.
165,054
0 .1
293  Sonova Holding AG,
Reg
69,346
0.0
632
(1)(3)
Swedish Orphan
Biovitrum AB
12,913
0.0
3,200  Takeda Pharmaceutical
Co. Ltd.
99,189
0.0
213
(1)
Tenet Healthcare Corp.
14,035
0.0
300
Terumo Corp.
7,941
0.0
770  Thermo Fisher
Scientific, Inc.
389,751
0 .1
272
(1)
United Therapeutics
Corp.
61,437
0.0
1,388  UnitedHealth Group,
Inc.
699,816
0 .3
486
(1)
Veeva Systems, Inc. -
Class A
98,877
0.0
1,289
(1)
Vertex Pharmaceuticals,
Inc.
448,237
0 .2
12,925,280
4 .5
Industrials : 4 .2%
2,406
ABB Ltd., Reg
85,878
0.0
243  ACS Actividades
de Construccion y
Servicios SA
8,736
0.0
1,565
Acuity Brands, Inc.
266,535
0 .1
692  Advanced Drainage
Systems, Inc.
78,770
0.0
4,460
AECOM
370,358
0 .1
648
(2)
Aena SME SA
97,509
0.0
519
(1)
AerCap Holdings NV
32,526
0.0
800
AGC, Inc.
28,038
0.0
251
AGCO Corp.
29,688
0.0
426
Allegion PLC
44,389
0.0
18,056
(1)
American Airlines
Group, Inc.
231,297
0 .1
2,171
AMETEK, Inc.
320,787
0 .1
26  AP Moller - Maersk A/S
- Class B
46,771
0.0
26,930
Aurizon Holdings Ltd.
60,213
0.0
765  Automatic Data
Processing, Inc.
184,044
0 .1
1,063
(1)
Avis Budget Group, Inc.
191,010
0 .1
6,551
BAE Systems PLC
79,607
0.0
4,065
Brambles Ltd.
37,343
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
613
Brenntag SE
$ 47,432
0.0
1,920
(1)
Builders FirstSource,
Inc.
239,021
0 .1
611
Bunzl PLC
21,760
0.0
164
Carlisle Cos., Inc.
42,519
0.0
1,653
Carrier Global Corp.
91,246
0.0
3,500  Central Japan Railway
Co.
85,113
0.0
106
(1)
Chart Industries, Inc.
17,927
0.0
2,342
Cie de Saint-Gobain
140,170
0 .1
1,008
Cintas Corp.
484,858
0 .2
3,500  CK Hutchison Holdings
Ltd.
18,582
0.0
3,304
(1)
Clarivate PLC
22,170
0.0
640
(1)
Clean Harbors, Inc.
107,110
0 .1
5,717
CNH Industrial NV
69,402
0.0
6,211
(1)
Copart, Inc.
267,632
0 .1
11,045
(1)
Core & Main, Inc. -
Class A
318,648
0 .1
3,966
(1)
CoStar Group, Inc.
304,946
0 .1
59
Curtiss-Wright Corp.
11,542
0.0
1,424
DCC PLC
79,730
0.0
1,933
Donaldson Co., Inc.
115,284
0 .1
253
Dover Corp.
35,296
0.0
15,596  Dun & Bradstreet
Holdings, Inc.
155,804
0 .1
40
EMCOR Group, Inc.
8,416
0.0
1,911
Emerson Electric Co.
184,545
0 .1
709
EnerSys
67,121
0.0
607
Experian PLC
19,854
0.0
192
Exponent, Inc.
16,435
0.0
389
Flowserve Corp.
15,471
0.0
309
(1)
Fluor Corp.
11,340
0.0
7,447
Fortive Corp.
552,270
0 .2
2,234  Fortune Brands
Innovations, Inc.
138,865
0 .1
77
(1)
FTI Consulting, Inc.
13,738
0.0
1,100
Fuji Electric Co. Ltd.
49,539
0.0
1,905
GEA Group AG
70,208
0.0
1,995
General Electric Co.
220,547
0 .1
7,988
Genpact Ltd.
289,166
0 .1
6,187
Getlink SE
98,633
0.0
2,969
Graco, Inc.
216,381
0 .1
1,069
(1)
GXO Logistics, Inc.
62,697
0.0
1,963
(1)
Hertz Global Holdings,
Inc.
24,047
0.0
200
Hitachi Ltd.
12,396
0.0
267
Hubbell, Inc.
83,680
0.0
537
Ingersoll Rand, Inc.
34,218
0.0
600
(3)
Japan Airlines Co. Ltd.
11,657
0.0
1,200  Jardine Matheson
Holdings Ltd.
55,980
0.0
1,993  Johnson Controls
International PLC
106,048
0 .1
25,000
Keppel Corp. Ltd.
124,146
0 .1
776
Legrand SA
71,304
0.0
999
Leidos Holdings, Inc.
92,068
0.0
32  Lennox International,
Inc.
11,982
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
156  Lincoln Electric
Holdings, Inc.
$ 28,359
0.0
2,200
(3)
Lixil Corp.
25,568
0.0
120
ManpowerGroup, Inc.
8,798
0.0
102
(1)
MasTec, Inc.
7,341
0.0
3,171
Metso Oyj
33,254
0.0
2,235  MSC Industrial Direct
Co., Inc. - Class A
219,365
0 .1
1,600
NGK Insulators Ltd.
21,206
0.0
1,994
nVent Electric PLC
105,662
0.0
3,331
Otis Worldwide Corp.
267,513
0 .1
1,635
Owens Corning
223,030
0 .1
1,333
Parker-Hannifin Corp.
519,230
0 .2
1,615
Pentair PLC
104,571
0.0
21,000
Persol Holdings Co. Ltd.
34,109
0.0
299
Prysmian SpA
12,001
0.0
2,217
Reece Ltd.
26,390
0.0
622
Regal Rexnord Corp.
88,871
0.0
420
RELX PLC
14,171
0.0
588  Rockwell Automation,
Inc.
168,092
0 .1
1,547
Rollins, Inc.
57,749
0.0
244
Ryder System, Inc.
26,096
0.0
395
(1)
Saia, Inc.
157,467
0 .1
1,265  Schneider National, Inc.
- Class B
35,028
0.0
1,800
Secom Co. Ltd.
122,113
0 .1
1,970  Sensata Technologies
Holding PLC
74,505
0.0
1,529
Siemens AG, Reg
218,507
0 .1
8,400
Singapore Airlines Ltd.
39,625
0.0
10,000  SITC International
Holdings Co. Ltd.
16,778
0.0
4,151
SKF AB - Class B
68,913
0.0
4,800
Smiths Group PLC
94,503
0.0
4,984  SS&C Technologies
Holdings, Inc.
261,859
0 .1
1,000
Sumitomo Corp.
19,958
0.0
2,133
Terex Corp.
122,903
0 .1
1,544
Timken Co.
113,469
0 .1
125
Toro Co.
10,387
0.0
500
Toyota Industries Corp.
39,358
0.0
1,700
Toyota Tsusho Corp.
99,987
0.0
207
TransUnion
14,861
0.0
2,467
Transurban Group
20,046
0.0
1,376
(1)
U-Haul Holding Co.
75,088
0.0
213
United Rentals, Inc.
94,693
0.0
6,102
Volvo AB - Class B
125,687
0 .1
311
(3)
Watsco, Inc.
117,471
0 .1
782  Watts Water
Technologies, Inc. -
Class A
135,145
0 .1
525  WESCO International,
Inc.
75,505
0.0
276
(1)
WillScot Mobile Mini
Holdings Corp.
11,479
0.0
1,068
Wolters Kluwer NV
129,309
0 .1
829
Woodward, Inc.
103,012
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
295
WW Grainger, Inc.
$ 204,093
0 .1
12,125,568
4 .2
Information Technology : 8 .5%
1,077  Accenture PLC - Class
A
330,757
0 .1
2,666
(1)
ACI Worldwide, Inc.
60,145
0.0
1,546
(1)
Adobe, Inc.
788,305
0 .3
1,749
(1)
Advanced Micro
Devices, Inc.
179,832
0 .1
400
Advantest Corp.
11,157
0.0
3,148
(1)
Akamai Technologies,
Inc.
335,388
0 .1
1,646
(1)
Allegro MicroSystems,
Inc.
52,573
0.0
26,173
Apple, Inc.
4,481,079
1 .6
3,836
Applied Materials, Inc.
531,094
0 .2
136
(1)
Arrow Electronics, Inc.
17,033
0.0
488
ASML Holding NV
287,310
0 .1
864
(1)
Autodesk, Inc.
178,770
0 .1
4,008
Avnet, Inc.
193,146
0 .1
300
Azbil Corp.
9,165
0.0
505  BE Semiconductor
Industries NV
49,392
0.0
299
Broadcom, Inc.
248,343
0 .1
837
(1)
Cadence Design
Systems, Inc.
196,109
0 .1
2,420
(1)
Calix, Inc.
110,933
0 .1
598
Capgemini SE
104,347
0.0
665
(1)
Check Point Software
Technologies Ltd.
88,631
0.0
450
(1)
Cirrus Logic, Inc.
33,282
0.0
15,981
Cisco Systems, Inc.
859,139
0 .3
1,537
Cognex Corp.
65,230
0.0
995
(1)
Coherent Corp.
32,477
0.0
688
Concentrix Corp.
55,116
0.0
216
(1)
CyberArk Software Ltd.
35,374
0.0
100
Disco Corp.
18,476
0.0
1,207
(1)
DocuSign, Inc.
50,694
0.0
3,780
(1)
Dropbox, Inc. - Class A
102,929
0.0
1,746
(1)
Dynatrace, Inc.
81,591
0.0
1,473
(1)
ExlService Holdings,
Inc.
41,303
0.0
1,900
(1)
F5, Inc.
306,166
0 .1
2,343
(1)
GoDaddy, Inc. - Class A
174,507
0 .1
2,728
Halma PLC
64,274
0.0
300
Hirose Electric Co. Ltd.
34,702
0.0
286
(1)
HubSpot, Inc.
140,855
0 .1
3,137  Infineon Technologies
AG
103,900
0.0
794
Intuit, Inc.
405,686
0 .2
1,443
Jabil, Inc.
183,102
0 .1
200
Keyence Corp.
73,965
0.0
2,410
(1)
Keysight Technologies,
Inc.
318,867
0 .1
885
KLA Corp.
405,914
0 .2
567
(1)
Kyndryl Holdings, Inc.
8,562
0.0
386
Lam Research Corp.
241,933
0 .1
1,712
(1)
Lattice Semiconductor
Corp.
147,112
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
574
(1)
Manhattan Associates,
Inc.
$ 113,457
0 .1
557  Mastercard, Inc. - Class
A
220,522
0 .1
13,251
Microsoft Corp.
4,184,003
1 .5
194
(1)
Monday.com Ltd.
30,889
0.0
534  Monolithic Power
Systems, Inc.
246,708
0 .1
502  National Instruments
Corp.
29,929
0.0
1,100
NEC Corp.
60,745
0.0
3,897
NetApp, Inc.
295,704
0 .1
5,346
NVIDIA Corp.
2,325,457
0 .8
1,040
(1)
Palo Alto Networks, Inc.
243,818
0 .1
923
Paycom Software, Inc.
239,306
0 .1
800
(1)
Paylocity Holding Corp.
145,360
0 .1
6,171
(1)
PayPal Holdings, Inc.
360,757
0 .1
7,751
(1)
Pure Storage, Inc. -
Class A
276,091
0 .1
3,126
Qualcomm, Inc.
347,174
0 .1
1,600
(1)
Renesas Electronics
Corp.
24,440
0.0
441
(1)
RingCentral, Inc. -
Class A
13,067
0.0
3,600
Rohm Co. Ltd.
67,677
0.0
2,368
Sage Group PLC
28,496
0.0
3,147
(1)
Salesforce, Inc.
638,149
0 .2
311
SAP SE
40,256
0.0
961
(1)
ServiceNow, Inc.
537,161
0 .2
2,800
Shimadzu Corp.
74,271
0.0
366
(1)
SolarEdge
Technologies, Inc.
47,401
0.0
543
(1)
Super Micro Computer,
Inc.
148,901
0 .1
1,001
(1)
Synopsys, Inc.
459,429
0 .2
692
(1)
Teradata Corp.
31,154
0.0
465
Teradyne, Inc.
46,714
0.0
1,645
(1)
Trimble, Inc.
88,600
0.0
664
Universal Display Corp.
104,241
0.0
1,193
Visa, Inc. - Class A
274,402
0 .1
935
WiseTech Global Ltd.
38,812
0.0
438
(1)
Wix.com Ltd.
40,208
0.0
490
(1)
Workday, Inc. - Class A
105,277
0.0
586
(1)
Xero Ltd.
42,144
0.0
700  Yokogawa Electric
Corp.
13,511
0.0
24,222,896
8 .5
Materials : 1 .4%
1,788
Alcoa Corp.
51,959
0.0
471
Anglo American PLC
12,934
0.0
923
AptarGroup, Inc.
115,412
0 .1
3,036
ArcelorMittal SA
76,009
0.0
423
Arkema SA
41,640
0.0
614
Ashland, Inc.
50,152
0.0
5,037
Avient Corp.
177,907
0 .1
1,730
(1)
Axalta Coating Systems
Ltd.
46,537
0.0
2,642
BASF SE
119,590
0 .1
1,000
Berry Global Group, Inc.
61,910
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
6,922  BHP Group Ltd. - Class
DI
$ 194,445
0 .1
4,408
BlueScope Steel Ltd.
54,586
0.0
2,181
Chemours Co.
61,177
0.0
2,586
(1)
Cleveland-Cliffs, Inc.
40,419
0.0
2,338
Commercial Metals Co.
115,521
0 .1
1,737
CRH PLC
95,066
0.0
99
Crown Holdings, Inc.
8,759
0.0
8,974
Element Solutions, Inc.
175,980
0 .1
1,789
Evonik Industries AG
32,632
0.0
33
Givaudan SA, Reg
107,442
0.0
204
Greif, Inc. - Class A
13,629
0.0
983  Heidelberg Materials
AG
76,134
0.0
1,844
Holcim AG
118,032
0 .1
842
Linde PLC
313,519
0 .1
1,800
Nitto Denko Corp.
118,036
0 .1
2,959
PPG Industries, Inc.
384,078
0 .1
687  Reliance Steel &
Aluminum Co.
180,152
0 .1
1,416
Rio Tinto Ltd.
102,133
0.0
174
Royal Gold, Inc.
18,501
0.0
1,838
RPM International, Inc.
174,261
0 .1
1,361
Sherwin-Williams Co.
347,123
0 .1
136
Sika AG, Reg
34,457
0.0
88
Solvay SA
9,725
0.0
873
Sonoco Products Co.
47,448
0.0
16,984
South32 Ltd. - Class DI
36,672
0.0
1,947
Steel Dynamics, Inc.
208,757
0 .1
5,700  Sumitomo Chemical
Co. Ltd.
15,504
0.0
149
Symrise AG
14,185
0.0
574  United States Steel
Corp.
18,644
0.0
325
Wacker Chemie AG
46,410
0.0
270  Worthington Industries,
Inc.
16,691
0.0
721
Yara International ASA
27,225
0.0
3,961,393
1 .4
Real Estate : 1 .0%
1,157
Agree Realty Corp.
63,913
0.0
4,934  Brixmor Property
Group, Inc.
102,528
0 .1
125
(1)
CBRE Group, Inc. -
Class A
9,232
0.0
3,199
CubeSmart
121,978
0 .1
3,700  Daiwa House Industry
Co. Ltd.
99,306
0.0
12,408
Dexus
57,840
0.0
1,394  EastGroup Properties,
Inc.
232,143
0 .1
157  Equity LifeStyle
Properties, Inc.
10,002
0.0
2,460  First Industrial Realty
Trust, Inc.
117,071
0 .1
346  Gaming and Leisure
Properties, Inc.
15,760
0.0
654
Gecina SA
66,681
0.0
4,473
GPT Group
11,139
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
47,000  Hang Lung Properties
Ltd.
$ 64,303
0.0
2,539  Highwoods Properties,
Inc.
52,329
0.0
645
(1)
Jones Lang LaSalle,
Inc.
91,061
0.0
7,446
Kilroy Realty Corp.
235,368
0 .1
1,310  Lamar Advertising Co. -
Class A
109,346
0 .1
8,154  National Retail
Properties, Inc.
288,162
0 .1
4,693
Prologis, Inc.
526,602
0 .2
185  Rexford Industrial
Realty, Inc.
9,130
0.0
37,965
Scentre Group
59,657
0.0
2,485  Spirit Realty Capital,
Inc.
83,322
0.0
29,400
Swire Properties Ltd.
61,144
0.0
12,515
VICI Properties, Inc.
364,186
0 .1
2,852,203
1 .0
Utilities : 1 .1%
395
Acciona SA
50,305
0.0
832
ALLETE, Inc.
43,930
0.0
6,395  American Electric
Power Co., Inc.
481,032
0 .2
1,082
Black Hills Corp.
54,738
0.0
27,491
Centrica PLC
51,708
0.0
6,400  Chubu Electric Power
Co., Inc.
81,471
0.0
1,682
DTE Energy Co.
166,989
0 .1
5,497
Edison International
347,905
0 .1
1,300  Kansai Electric Power
Co., Inc.
17,998
0.0
2,666
National Fuel Gas Co.
138,392
0 .1
682
NorthWestern Corp.
32,777
0.0
671
OGE Energy Corp.
22,364
0.0
1,405
ONE Gas, Inc.
95,933
0.0
6,100
Osaka Gas Co. Ltd.
100,375
0.0
10,845
(1)
PG&E Corp.
174,930
0 .1
1,725  Pinnacle West Capital
Corp.
127,098
0 .1
21,000  Power Assets Holdings
Ltd.
101,420
0 .1
5,665
Red Electrica Corp. SA
89,118
0.0
9,000  Sembcorp Industries
Ltd.
33,452
0.0
12,005
Snam SpA
56,331
0.0
258  Southwest Gas
Holdings, Inc.
15,586
0.0
1,598  Terna - Rete Elettrica
Nazionale
12,019
0.0
9,217
UGI Corp.
211,991
0 .1
189
Verbund AG
15,376
0.0
998
Vistra Corp.
33,114
0.0
8,982
Xcel Energy, Inc.
513,950
0 .2
3,070,302
1 .1
Total Common Stock
(Cost $93,208,538)
101,772,476
35 .6
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 6 .0%
915  iShares Core S&P Mid-
Cap ETF
$ 228,155
0 .1
58,825  iShares Core U.S.
Aggregate Bond ETF
5,531,903
1 .9
1,322  iShares MSCI EAFE
ETF
91,112
0.0
677  SPDR S&P 500 ETF
Trust
289,404
0 .1
217,863  Vanguard FTSE
Emerging Markets ETF
8,542,408
3 .0
44,509
(3)
Vanguard Long-Term
Treasury ETF
2,470,695
0 .9
17,153,677
6 .0
Total Exchange-Traded
Funds
(Cost $18,214,548)
17,153,677
6 .0
MUTUAL FUNDS : 30 .6%
Affiliated Investment Companies : 30 .6%
2,329,209
(4)
Voya Short Term Bond
Fund - Class R6
21,382,139
7 .5
78,678
(1)(4)
Voya Small Cap Growth
Fund - Class R6
2,789,128
1 .0
422,627
(4)
Voya Small Company
Fund - Class R6
5,625,167
2 .0
3,320,970
(4)
Voya U.S. Stock Index
Portfolio - Class I
53,700,084
18 .8
389,829
(4)
Voya VACS Series HYB
Fund
3,851,512
1 .3
87,348,030
30 .6
Total Mutual Funds
(Cost $88,382,183)
87,348,030
30 .6
PREFERRED STOCK : 0.0%
Consumer Discretionary : 0.0%
665  Porsche Automobil
Holding SE
32,711
0.0
Total Preferred Stock
(Cost $34,198)
32,711
0.0
Principal
Amount † RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 7 .8%
Basic Materials : 0 .1%
10,000
(2)
Anglo American
Capital PLC, 3.625%,
09/11/2024 9,757
0.0
40,000
(3)
BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 38,035
0.0
34,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 33,231
0.0
37,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 35,737
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
10,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 $ 9,580
0.0
15,000  FMC Corp., 5.150%,
05/18/2026 14,579
0.0
6,000  Nutrien Ltd., 5.800%,
03/27/2053 5,525
0.0
4,000  Nutrien Ltd., 5.875%,
12/01/2036 3,802
0.0
9,000
(3)
Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 8,649
0.0
42,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 38,339
0 .1
21,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 17,848
0.0
15,000  Steel Dynamics, Inc.,
2.400%,
06/15/2025 14,100
0.0
229,182
0 .1
Communications : 0 .7%
35,000  Amazon.com, Inc.,
2.100%,
05/12/2031 28,086
0.0
115,000  Amazon.com, Inc.,
2.875%,
05/12/2041 81,327
0 .1
22,000  Amazon.com, Inc.,
3.150%,
08/22/2027 20,476
0.0
16,000  Amazon.com, Inc.,
4.100%,
04/13/2062 12,193
0.0
15,000  Amazon.com, Inc.,
4.550%,
12/01/2027 14,697
0.0
120,000  AT&T, Inc., 3.500%,
06/01/2041 83,429
0 .1
26,000  AT&T, Inc., 3.500%,
09/15/2053 16,078
0.0
2,000  AT&T, Inc., 3.550%,
09/15/2055 1,225
0.0
90,000  AT&T, Inc., 3.650%,
09/15/2059 54,818
0.0
18,000  AT&T, Inc., 3.800%,
12/01/2057 11,414
0.0
4,000  AT&T, Inc., 4.500%,
05/15/2035 3,414
0.0
37,000  AT&T, Inc., 4.900%,
08/15/2037 32,082
0.0
14,000
(3)
AT&T, Inc., 5.400%,
02/15/2034 13,109
0.0
71,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 66,420
0.0
21,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 17,136
0.0
44,000
(3)
Comcast Corp.,
1.950%,
01/15/2031 34,419
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
35,000  Comcast Corp.,
2.650%,
02/01/2030 $ 29,581
0.0
87,000  Comcast Corp.,
3.900%,
03/01/2038 71,133
0.0
78,000  Comcast Corp.,
3.950%,
10/15/2025 75,698
0.0
20,000  Comcast Corp.,
5.350%,
11/15/2027 19,999
0.0
95,000  Comcast Corp.,
5.500%,
05/15/2064 86,539
0 .1
5,000  Corning, Inc., 5.450%,
11/15/2079 4,206
0.0
73,000  Fox Corp., 3.500%,
04/08/2030 63,383
0.0
9,000  Interpublic Group of
Cos., Inc., 4.200%,
04/15/2024 8,899
0.0
26,000
(3)
Meta Platforms, Inc.,
3.500%,
08/15/2027 24,533
0.0
77,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 61,004
0.0
8,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 6,373
0.0
76,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 71,725
0.0
200,000
(2)
NBN Co. Ltd., 1.625%,
01/08/2027 176,525
0 .1
21,000
(3)
Paramount Global,
4.200%,
05/19/2032 16,704
0.0
29,000  Paramount Global,
4.375%,
03/15/2043 18,775
0.0
44,000  Paramount Global,
4.950%,
01/15/2031 37,801
0.0
42,000
(3)
Paramount Global,
4.950%,
05/19/2050 28,477
0.0
5,000  Paramount Global,
5.250%,
04/01/2044 3,498
0.0
33,000  Paramount Global,
5.850%,
09/01/2043 25,692
0.0
55,000  Sprint Capital Corp.,
6.875%,
11/15/2028 56,835
0.0
85,000  Sprint Capital Corp.,
8.750%,
03/15/2032 98,407
0 .1
28,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 21,921
0.0
25,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 20,731
0.0
143,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 123,032
0 .1
20,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 16,963
0.0
17,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 14,391
0.0
284,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 251,723
0 .1
2,000  T-Mobile USA, Inc.,
4.500%,
04/15/2050 1,535
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
48,000  T-Mobile USA, Inc.,
5.050%,
07/15/2033 $ 44,552
0.0
41,000  T-Mobile USA, Inc.,
5.800%,
09/15/2062 37,447
0.0
41,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 39,109
0.0
4,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 3,187
0.0
5,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 4,339
0.0
80,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 69,004
0.0
18,000  Vodafone Group PLC,
5.750%,
02/10/2063 15,803
0.0
2,139,847
0 .7
Consumer, Cyclical : 0 .3%
3,224  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 2,975
0.0
2,001  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 1,838
0.0
56,892  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 50,772
0.0
12,152  American Airlines
Pass Through Trust
2019-1, AA, 3.150%,
08/15/2033 10,437
0.0
44,000  American Honda
Finance Corp., 4.700%,
01/12/2028 42,782
0.0
32,000  American Honda
Finance Corp., GMTN,
5.125%,
07/07/2028 31,521
0.0
30,000
(2)
BMW US Capital LLC,
5.150%,
08/11/2033 28,580
0.0
9,476  Delta Air Lines Pass
Through Trust 20-1, A,
2.500%,
12/10/2029 8,322
0.0
3,268
(2)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 3,107
0.0
17,000  General Motors Co.,
6.125%,
10/01/2025 16,989
0.0
25,000  General Motors
Financial Co., Inc.,
3.950%,
04/13/2024 24,669
0.0
25,000  General Motors
Financial Co., Inc.,
4.350%,
01/17/2027 23,542
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
22,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 $ 21,087
0.0
33,000
(2)
Hyundai Capital
America, 5.680%,
06/26/2028 32,283
0.0
19,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 13,888
0.0
23,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 21,476
0.0
17,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 15,665
0.0
21,000  McDonald's Corp.,
5.450%,
08/14/2053 19,773
0.0
33,750
(2)
Mileage Plus Holdings
LLC / Mileage Plus
Intellectual Property
Assets Ltd., 6.500%,
06/20/2027 33,473
0.0
22,000  Target Corp., 4.800%,
01/15/2053 18,838
0.0
16,000  Toyota Motor Credit
Corp., MTN, 1.900%,
01/13/2027 14,354
0.0
53,000  Toyota Motor Credit
Corp., MTN, 4.550%,
09/20/2027 51,582
0 .1
40,287  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 39,991
0.0
7,093  United Airlines Pass
Through Trust 2016-2,
A, 3.100%,
04/07/2030 6,104
0.0
48,230  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 42,586
0.0
8,355  United Airlines Pass
Through Trust 2018-1,
AA, 3.500%,
09/01/2031 7,423
0.0
49,607  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 49,660
0.0
55,000  Walmart, Inc., 4.000%,
04/15/2030 51,698
0 .1
96,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 88,671
0 .1
36,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 27,862
0.0
66,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 49,080
0.0
10,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 7,393
0.0
858,421
0 .3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 1 .2%
28,000  AbbVie, Inc., 2.600%,
11/21/2024 $ 27,003
0.0
23,000  AbbVie, Inc., 4.050%,
11/21/2039 18,828
0.0
54,000  AbbVie, Inc., 4.300%,
05/14/2036 47,415
0.0
53,000  AbbVie, Inc., 4.500%,
05/14/2035 47,919
0.0
7,000  AbbVie, Inc., 4.550%,
03/15/2035 6,370
0.0
9,000  AbbVie, Inc., 4.625%,
10/01/2042 7,588
0.0
16,000  Aetna, Inc., 6.625%,
06/15/2036 16,535
0.0
31,000  Amgen, Inc., 2.770%,
09/01/2053 17,305
0.0
27,000  Amgen, Inc., 4.400%,
02/22/2062 20,028
0.0
41,000  Amgen, Inc., 5.250%,
03/02/2033 39,212
0.0
100,000  Amgen, Inc., 5.600%,
03/02/2043 93,030
0 .1
33,000  Amgen, Inc., 5.650%,
03/02/2053 30,909
0.0
35,000  Amgen, Inc., 5.750%,
03/02/2063 32,317
0.0
43,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 37,503
0.0
15,000  Anheuser-Busch
InBev Worldwide, Inc.,
5.450%,
01/23/2039 14,508
0.0
17,000  BAT Capital Corp.,
3.734%,
09/25/2040 11,414
0.0
13,000  BAT Capital Corp.,
4.390%,
08/15/2037 9,958
0.0
28,000  BAT Capital Corp.,
6.421%,
08/02/2033 27,238
0.0
30,000  BAT Capital Corp.,
7.079%,
08/02/2043 28,800
0.0
42,000  BAT Capital Corp.,
7.081%,
08/02/2053 39,715
0.0
48,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 46,557
0.0
13,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 10,850
0.0
25,000
(2)
Cargill, Inc., 1.700%,
02/02/2031 19,322
0.0
25,000
(2)
Cargill, Inc., 2.125%,
04/23/2030 20,480
0.0
42,000
(2)
Cargill, Inc., 2.125%,
11/10/2031 32,736
0.0
20,000  Centene Corp., 2.625%,
08/01/2031 15,343
0.0
266,000  Centene Corp., 3.000%,
10/15/2030 214,881
0 .1
150,000  Cigna Group, 4.375%,
10/15/2028 141,974
0 .1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
29,000
(2)
CSL Finance PLC,
4.750%,
04/27/2052 $ 24,571
0.0
17,000
(2)
CSL Finance PLC,
4.950%,
04/27/2062 14,148
0.0
30,000  CVS Health Corp.,
2.700%,
08/21/2040 18,935
0.0
5,000  CVS Health Corp.,
3.875%,
07/20/2025 4,833
0.0
7,000  CVS Health Corp.,
4.125%,
04/01/2040 5,445
0.0
5,000  CVS Health Corp.,
4.780%,
03/25/2038 4,308
0.0
43,000  CVS Health Corp.,
5.050%,
03/25/2048 35,759
0.0
8,000  CVS Health Corp.,
5.300%,
06/01/2033 7,582
0.0
24,000  CVS Health Corp.,
6.000%,
06/01/2063 22,063
0.0
20,000  Elevance Health, Inc.,
4.900%,
02/08/2026 19,624
0.0
25,000
(2)
ERAC USA Finance
LLC, 5.400%,
05/01/2053 23,121
0.0
21,000
(3)
Estee Lauder Cos., Inc.,
4.650%,
05/15/2033 19,600
0.0
26,000  Gilead Sciences, Inc.,
5.550%,
10/15/2053 25,017
0.0
69,000  Global Payments, Inc.,
1.200%,
03/01/2026 61,572
0 .1
18,000  Global Payments, Inc.,
5.950%,
08/15/2052 16,165
0.0
16,000  HCA, Inc., 2.375%,
07/15/2031 12,257
0.0
27,000  HCA, Inc., 3.125%,
03/15/2027 24,542
0.0
15,000  HCA, Inc., 3.500%,
09/01/2030 12,696
0.0
52,000  HCA, Inc., 4.125%,
06/15/2029 47,099
0.0
38,000  HCA, Inc., 4.375%,
03/15/2042 29,108
0.0
200,000  HCA, Inc., 4.500%,
02/15/2027 191,003
0 .1
22,000  HCA, Inc., 5.250%,
04/15/2025 21,736
0.0
18,000
(2)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 1.500%,
06/01/2025 16,667
0.0
40,000
(2)
JBS USA LUX SA /
JBS USA Food Co. /
JBS Luxembourg Sarl,
6.750%,
03/15/2034 38,956
0.0
20,000
(2)
JBS USA LUX SA /
JBS USA Food Co. /
JBS Luxembourg Sarl,
7.250%,
11/15/2053 19,354
0.0
28,000  Johnson & Johnson,
3.625%,
03/03/2037 23,619
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
56,000
(2)
Kenvue, Inc., 4.900%,
03/22/2033 $ 53,551
0.0
23,000
(2)
Kenvue, Inc., 5.050%,
03/22/2028 22,710
0.0
19,000
(2)
Kenvue, Inc., 5.100%,
03/22/2043 17,557
0.0
40,000
(2)
Kenvue, Inc., 5.200%,
03/22/2063 36,125
0.0
75,000
(2)
Mars, Inc., 2.375%,
07/16/2040 47,506
0.0
30,000
(2)
Mars, Inc., 3.875%,
04/01/2039 23,870
0.0
36,000  McKesson Corp.,
5.250%,
02/15/2026 35,609
0.0
47,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 43,811
0.0
13,000  Merck & Co., Inc.,
4.500%,
05/17/2033 12,172
0.0
82,000  Merck & Co., Inc.,
4.900%,
05/17/2044 74,878
0 .1
29,000  Merck & Co., Inc.,
5.000%,
05/17/2053 26,397
0.0
34,000  Merck & Co., Inc.,
5.150%,
05/17/2063 31,036
0.0
200,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 198,700
0 .1
24,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 18,072
0.0
44,000
(3)
PayPal Holdings, Inc.,
2.300%,
06/01/2030 35,993
0.0
88,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 78,202
0 .1
26,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 24,923
0.0
102,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 96,459
0 .1
7,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 6,433
0.0
44,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 40,915
0.0
97,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 88,689
0 .1
57,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 54,066
0.0
32,000  Reynolds American,
Inc., 5.850%,
08/15/2045 26,541
0.0
11,000  Royalty Pharma PLC,
1.200%,
09/02/2025 10,002
0.0
14,000
(3)
Royalty Pharma PLC,
1.750%,
09/02/2027 11,953
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
45,000  Royalty Pharma PLC,
3.300%,
09/02/2040 $ 29,498
0.0
36,000  Royalty Pharma PLC,
3.350%,
09/02/2051 20,866
0.0
17,000  S&P Global, Inc.,
1.250%,
08/15/2030 12,991
0.0
54,000  S&P Global, Inc.,
2.700%,
03/01/2029 47,252
0.0
38,000  S&P Global, Inc.,
2.900%,
03/01/2032 31,300
0.0
17,000
(2)
S&P Global, Inc.,
5.250%,
09/15/2033 16,580
0.0
52,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 50,631
0.0
39,000  Thermo Fisher
Scientific, Inc., 5.086%,
08/10/2033 37,725
0.0
21,000
(3)
Thermo Fisher
Scientific, Inc., 5.404%,
08/10/2043 20,083
0.0
120,000
(2)
Triton Container
International Ltd.,
2.050%,
04/15/2026 107,231
0 .1
16,000
(2)
Triton Container
International Ltd.,
3.150%,
06/15/2031 12,111
0.0
15,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 10,204
0.0
4,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 2,824
0.0
19,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 14,651
0.0
19,000  UnitedHealth Group,
Inc., 3.750%,
10/15/2047 14,001
0.0
24,000  UnitedHealth Group,
Inc., 4.200%,
05/15/2032 21,913
0.0
20,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 17,910
0.0
34,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 30,391
0.0
23,000  UnitedHealth Group,
Inc., 5.875%,
02/15/2053 23,112
0.0
70,000  Viatris, Inc., 2.700%,
06/22/2030 54,763
0 .1
51,000  Viatris, Inc., 3.850%,
06/22/2040 33,246
0.0
3,540,971
1 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy : 0 .7%
60,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 $ 36,698
0.0
19,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 17,848
0.0
26,000
(5)
BP Capital Markets
PLC, 4.875%,
12/31/2199 23,310
0.0
13,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 11,184
0.0
31,000
(2)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 29,937
0.0
23,000  ConocoPhillips Co.,
5.300%,
05/15/2053 21,154
0.0
41,000  ConocoPhillips Co.,
5.550%,
03/15/2054 38,999
0.0
42,000  ConocoPhillips Co.,
5.700%,
09/15/2063 40,068
0.0
134,000  Coterra Energy, Inc.,
3.900%,
05/15/2027 125,913
0 .1
60,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 42,673
0.0
5,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 5,006
0.0
10,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 9,550
0.0
200,000  EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 162,570
0 .1
200,000  Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 186,137
0 .1
34,000  Enbridge, Inc., 5.700%,
03/08/2033 32,592
0.0
34,000
(3)(5)
Enbridge, Inc., 7.375%,
01/15/2083 32,418
0.0
34,000
(5)
Enbridge, Inc., 7.625%,
01/15/2083 32,550
0.0
9,000
(5)
Enbridge, Inc., 8.500%,
01/15/2084 8,935
0.0
38,000
(5)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 33,137
0.0
9,000  Energy Transfer L.P.,
4.250%,
04/01/2024 8,920
0.0
3,000  Energy Transfer L.P.,
4.900%,
03/15/2035 2,643
0.0
43,000  Energy Transfer L.P.,
5.300%,
04/01/2044 35,049
0.0
136,000  Energy Transfer L.P.,
5.300%,
04/15/2047 110,652
0 .1
29,000  Energy Transfer L.P.,
5.750%,
02/15/2033 27,908
0.0
4,000  Energy Transfer L.P.,
6.000%,
06/15/2048 3,556
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
55,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 $ 50,312
0.0
25,000  Enterprise Products
Operating LLC, 3.750%,
02/15/2025 24,293
0.0
26,000
(5)
Enterprise Products
Operating LLC D,
8.619%, (TSFR3M +
3.248%),
08/16/2077 25,728
0.0
9,000  Kinder Morgan Energy
Partners L.P., 5.000%,
08/15/2042 7,286
0.0
17,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 13,776
0.0
20,000  Kinder Morgan, Inc.,
4.800%,
02/01/2033 18,044
0.0
23,000  Marathon Petroleum
Corp., 5.125%,
12/15/2026 22,644
0.0
3,000  Marathon Petroleum
Corp., 6.500%,
03/01/2041 2,971
0.0
10,000  MPLX L.P., 1.750%,
03/01/2026 9,071
0.0
55,000  MPLX L.P., 4.000%,
03/15/2028 50,910
0 .1
16,000
(2)
Northern Natural
Gas Co., 3.400%,
10/16/2051 10,015
0.0
10,000  Occidental Petroleum
Corp., 6.125%,
01/01/2031 9,866
0.0
10,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 9,838
0.0
16,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 16,998
0.0
7,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 7,502
0.0
24,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 22,376
0.0
10,000  ONEOK, Inc., 5.850%,
01/15/2026 10,010
0.0
13,000  Ovintiv, Inc., 5.650%,
05/15/2028 12,724
0.0
17,000  Ovintiv, Inc., 6.250%,
07/15/2033 16,452
0.0
15,000  Ovintiv, Inc., 7.100%,
07/15/2053 14,888
0.0
200,000
(2)
Petroleos del Peru SA,
4.750%,
06/19/2032 141,566
0 .1
235,000  Petroleos Mexicanos,
6.700%,
02/16/2032 174,899
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
50,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 4.650%,
10/15/2025 $ 48,566
0.0
17,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 15,848
0.0
16,000  Sabine Pass
Liquefaction LLC,
5.000%,
03/15/2027 15,530
0.0
26,000  Schlumberger
Investment SA, 2.650%,
06/26/2030 22,027
0.0
15,000  Targa Resources Corp.,
4.950%,
04/15/2052 11,557
0.0
26,000  Targa Resources Corp.,
6.250%,
07/01/2052 23,916
0.0
6,000  Targa Resources Corp.,
6.500%,
02/15/2053 5,736
0.0
54,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 48,428
0.0
30,000  Williams Cos., Inc.,
4.000%,
09/15/2025 28,922
0.0
15,000  Williams Cos., Inc.,
5.400%,
03/04/2044 12,986
0.0
1,985,092
0 .7
Financial : 2 .7%
6,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 3,817
0.0
5,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 4,180
0.0
52,000  Alleghany Corp.,
3.250%,
08/15/2051 33,794
0.0
16,000
(5)
American Express Co.,
4.990%,
05/01/2026 15,725
0.0
69,000
(5)
American Express Co.,
5.282%,
07/27/2029 67,292
0.0
118,000  American Homes 4
Rent L.P., 2.375%,
07/15/2031 90,100
0 .1
74,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 61,282
0.0
23,000  American International
Group, Inc., 3.400%,
06/30/2030 19,741
0.0
4,000  American International
Group, Inc., 3.900%,
04/01/2026 3,833
0.0
66,000  American International
Group, Inc., 5.125%,
03/27/2033 61,468
0.0
19,000  American Tower Corp.,
5.250%,
07/15/2028 18,366
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
44,000  American Tower Corp.,
5.550%,
07/15/2033 $ 41,975
0.0
19,000  American Tower Corp.,
5.650%,
03/15/2033 18,285
0.0
38,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 34,859
0.0
40,000  Assurant, Inc., 3.700%,
02/22/2030 33,691
0.0
19,000
(2)
Aviation Capital
Group LLC, 1.950%,
09/20/2026 16,601
0.0
32,000
(2)
Aviation Capital
Group LLC, 5.500%,
12/15/2024 31,473
0.0
90,000
(2)
Avolon Holdings
Funding Ltd., 2.528%,
11/18/2027 76,042
0.0
200,000  Banco Santander SA,
2.746%,
05/28/2025 188,409
0 .1
79,000
(5)
Bank of America Corp.,
0.976%,
04/22/2025 76,553
0.0
35,000
(5)
Bank of America Corp.,
2.299%,
07/21/2032 26,538
0.0
28,000
(5)
Bank of America Corp.,
2.482%,
09/21/2036 20,394
0.0
42,000
(5)
Bank of America Corp.,
2.572%,
10/20/2032 32,294
0.0
135,000
(5)
Bank of America Corp.,
2.687%,
04/22/2032 106,164
0 .1
96,000
(5)
Bank of America Corp.,
3.419%,
12/20/2028 86,151
0 .1
70,000
(5)
Bank of America Corp.,
3.846%,
03/08/2037 56,988
0.0
35,000
(5)
Bank of America Corp.,
5.202%,
04/25/2029 33,731
0.0
85,000
(5)
Bank of America Corp.,
5.288%,
04/25/2034 79,141
0.0
377,000
(5)
Bank of America Corp.,
5.872%,
09/15/2034 367,086
0 .1
90,000
(5)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 82,233
0.0
63,000
(5)
Bank of America
Corp., MTN, 1.530%,
12/06/2025 59,507
0.0
20,000
(5)
Bank of America
Corp., MTN, 1.843%,
02/04/2025 19,674
0.0
40,000
(5)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 33,500
0.0
22,000
(5)
Bank of America
Corp., MTN, 2.676%,
06/19/2041 14,101
0.0
69,000
(5)
Bank of America
Corp., MTN, 4.271%,
07/23/2029 63,618
0.0
30,000
(5)
Bank of America Corp.
N, 2.651%,
03/11/2032 23,625
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
129,000
(5)
Bank of America
Corp. RR, 4.375%,
12/31/2199 $ 108,431
0 .1
103,000
(5)
Bank of Nova Scotia,
4.588%,
05/04/2037 85,917
0 .1
26,000  BlackRock, Inc.,
4.750%,
05/25/2033 24,421
0.0
15,000
(2)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 12,379
0.0
64,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 46,728
0.0
6,000
(2)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 4,871
0.0
33,000  Blue Owl Credit
Income Corp., 7.750%,
09/16/2027 32,760
0.0
206,000
(2)
BPCE SA, 5.700%,
10/22/2023 205,807
0 .1
37,000  Canadian Imperial Bank
of Commerce, 6.092%,
10/03/2033 36,774
0.0
29,000
(5)
Capital One Financial
Corp., 1.878%,
11/02/2027 25,251
0.0
61,000
(5)
Capital One Financial
Corp., 3.273%,
03/01/2030 51,062
0.0
32,000
(5)
Capital One Financial
Corp., 6.377%,
06/08/2034 30,225
0.0
23,000
(3)
CBRE Services, Inc.,
5.950%,
08/15/2034 21,722
0.0
41,000
(5)
Charles Schwab Corp.,
5.643%,
05/19/2029 40,176
0.0
141,000
(5)
Charles Schwab Corp.,
6.136%,
08/24/2034 137,236
0 .1
20,000
(5)
Charles Schwab Corp.
H, 4.000%,
12/31/2199 14,136
0.0
19,000  CI Financial Corp.,
4.100%,
06/15/2051 11,014
0.0
49,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 38,099
0.0
77,000
(5)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 64,539
0.0
101,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 85,100
0 .1
32,000
(2)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 31,131
0.0
64,000
(5)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 61,454
0.0
13,000  Crown Castle, Inc.,
4.800%,
09/01/2028 12,351
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
30,000  CubeSmart L.P.,
2.250%,
12/15/2028 $ 25,118
0.0
28,000  Discover Financial
Services, 6.700%,
11/29/2032 27,087
0.0
18,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 16,158
0.0
85,000
(3)(5)
Fifth Third Bancorp,
6.339%,
07/27/2029 84,014
0.0
7,000  Hartford Financial
Services Group, Inc.,
5.950%,
10/15/2036 6,889
0.0
74,000
(2)(5)
Hartford Financial
Services Group,
Inc. ICON, 7.751%,
(TSFR3M + 2.387%),
02/12/2067 63,001
0.0
44,000  Healthpeak OP LLC,
5.250%,
12/15/2032 40,969
0.0
400,000
(5)
HSBC Holdings PLC,
2.099%,
06/04/2026 372,945
0 .2
25,000
(5)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 17,638
0.0
30,000
(5)
Huntington Bancshares,
Inc., 6.208%,
08/21/2029 29,364
0.0
42,000
(2)
Intact Financial Corp.,
5.459%,
09/22/2032 39,849
0.0
57,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 45,702
0.0
24,000  Intercontinental
Exchange, Inc.,
2.650%,
09/15/2040 15,655
0.0
22,000  Invitation Homes
Operating Parternship
L.P., 5.450%,
08/15/2030 20,969
0.0
11,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 10,279
0.0
70,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 58,621
0.0
23,000
(5)
JPMorgan Chase & Co.,
0.969%,
06/23/2025 22,079
0.0
137,000
(5)
JPMorgan Chase & Co.,
1.040%,
02/04/2027 121,961
0 .1
32,000
(5)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 28,045
0.0
49,000
(5)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 41,315
0.0
33,000
(5)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 28,930
0.0
57,000
(5)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 51,735
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
22,000
(5)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 $ 19,967
0.0
21,000  KeyCorp, MTN, 2.550%,
10/01/2029 16,396
0.0
82,000
(5)
KeyCorp, MTN, 4.789%,
06/01/2033 68,400
0.0
11,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 10,028
0.0
18,000
(2)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 11,324
0.0
43,000  Marsh & McLennan
Cos., Inc., 5.400%,
09/15/2033 41,892
0.0
55,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 53,202
0.0
103,000
(5)
Morgan Stanley,
1.593%,
05/04/2027 91,701
0 .1
234,000
(5)
Morgan Stanley,
2.188%,
04/28/2026 219,907
0 .1
18,000
(5)
Morgan Stanley,
2.475%,
01/21/2028 16,056
0.0
18,000
(5)
Morgan Stanley,
3.591%,
07/22/2028 16,432
0.0
40,000
(5)
Morgan Stanley,
4.457%,
04/22/2039 33,438
0.0
67,000
(5)
Morgan Stanley,
5.297%,
04/20/2037 59,738
0.0
177,000
(5)
Morgan Stanley,
5.948%,
01/19/2038 165,567
0 .1
15,000
(5)
Morgan Stanley,
6.296%,
10/18/2028 15,120
0.0
43,000
(5)
Morgan Stanley,
6.342%,
10/18/2033 43,268
0.0
35,000
(5)
Morgan Stanley, GMTN,
0.791%,
01/22/2025 34,327
0.0
54,000
(5)
Morgan Stanley, GMTN,
1.512%,
07/20/2027 47,731
0.0
112,000  Morgan Stanley, GMTN,
3.875%,
01/27/2026 107,117
0 .1
23,000
(5)
Morgan Stanley, MTN,
2.720%,
07/22/2025 22,327
0.0
32,000
(5)
Morgan Stanley, MTN,
2.802%,
01/25/2052 18,658
0.0
68,000  Morgan Stanley, MTN,
3.125%,
07/27/2026 63,189
0.0
46,000
(5)
Morgan Stanley, MTN,
5.164%,
04/20/2029 44,274
0.0
150,000
(5)
Morgan Stanley, MTN,
5.250%,
04/21/2034 139,366
0 .1
131,000
(5)
Morgan Stanley, MTN,
5.424%,
07/21/2034 123,628
0 .1
27,000
(5)
Northern Trust Corp.,
3.375%,
05/08/2032 23,848
0.0
32,000  Northern Trust Corp.,
6.125%,
11/02/2032 31,618
0.0
43,000
(2)
Northwestern Mutual
Global Funding,
1.700%,
06/01/2028 36,388
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
150,000  ORIX Corp., 3.250%,
12/04/2024 $ 144,989
0 .1
121,000
(5)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 102,803
0 .1
15,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 9,785
0.0
25,000
(5)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 21,985
0.0
121,000
(5)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 104,025
0 .1
8,000  Realty Income Corp.,
3.950%,
08/15/2027 7,508
0.0
117,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 87,331
0 .1
17,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 12,738
0.0
49,000  Sixth Street Specialty
Lending, Inc., 6.950%,
08/14/2028 48,507
0.0
25,000
(5)
Truist Financial Corp.,
6.321%, (TSFR3M +
0.912%),
03/15/2028 22,777
0.0
11,000
(5)
Truist Financial
Corp., MTN, 1.267%,
03/02/2027 9,751
0.0
31,000
(5)
Truist Financial
Corp., MTN, 4.916%,
07/28/2033 26,320
0.0
302,000
(5)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 284,462
0 .1
32,000
(5)
Truist Financial Corp.
N, 4.800%,
12/31/2199 27,511
0.0
47,000
(5)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 40,418
0.0
250,000
(2)(5)
UBS Group AG,
2.193%,
06/05/2026 232,610
0 .1
83,000
(5)
US Bancorp, MTN,
4.967%,
07/22/2033 72,302
0.0
7,000  Ventas Realty L.P.,
5.700%,
09/30/2043 6,042
0.0
14,000
(5)
Wells Fargo & Co.,
3.068%,
04/30/2041 9,414
0.0
176,000
(5)
Wells Fargo & Co.,
5.389%,
04/24/2034 164,611
0 .1
18,000
(5)
Wells Fargo & Co.,
MTN, 2.164%,
02/11/2026 16,998
0.0
36,000
(5)
Wells Fargo & Co.,
MTN, 2.393%,
06/02/2028 31,583
0.0
20,000
(5)
Wells Fargo & Co.,
MTN, 3.526%,
03/24/2028 18,378
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
21,000
(5)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 $ 20,401
0.0
177,000
(5)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 167,695
0 .1
15,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 14,646
0.0
19,000  Willis North America,
Inc., 5.050%,
09/15/2048 15,267
0.0
7,647,902
2 .7
Industrial : 0 .4%
26,000
(2)
AP Moller - Maersk A/S,
5.875%,
09/14/2033 25,279
0.0
31,000  Avnet, Inc., 5.500%,
06/01/2032 28,542
0.0
29,000  Avnet, Inc., 6.250%,
03/15/2028 28,943
0.0
40,000  Berry Global, Inc.,
1.650%,
01/15/2027 34,424
0.0
22,000  Boeing Co., 3.250%,
02/01/2028 19,855
0.0
36,000  Boeing Co., 3.250%,
02/01/2035 27,706
0.0
5,000  Boeing Co., 3.625%,
02/01/2031 4,322
0.0
5,000  Boeing Co., 3.850%,
11/01/2048 3,421
0.0
35,000  Boeing Co., 4.875%,
05/01/2025 34,404
0.0
34,000  Boeing Co., 5.150%,
05/01/2030 32,498
0.0
43,000  Boeing Co., 5.805%,
05/01/2050 38,974
0.0
31,000  Boeing Co., 5.930%,
05/01/2060 27,874
0.0
59,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 44,425
0.0
40,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 36,702
0.0
50,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 49,166
0 .1
14,000  FedEx Corp., 4.550%,
04/01/2046 11,095
0.0
23,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 22,171
0.0
18,000  GE Capital Funding
LLC, 4.400%,
05/15/2030 15,983
0.0
52,000  HEICO Corp., 5.250%,
08/01/2028 50,766
0 .1
82,000  John Deere Capital
Corp., MTN, 4.700%,
06/10/2030 78,893
0 .1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
40,000
(3)
John Deere Capital
Corp., MTN, 4.750%,
01/20/2028 $ 39,295
0.0
37,000  Lennox International,
Inc., 5.500%,
09/15/2028 36,331
0.0
16,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 15,155
0.0
31,000  Lockheed Martin Corp.,
5.200%,
02/15/2055 28,843
0.0
16,000  Lockheed Martin Corp.,
5.900%,
11/15/2063 16,332
0.0
20,000
(3)
Mohawk Industries, Inc.,
5.850%,
09/18/2028 19,862
0.0
17,000  Nordson Corp., 5.600%,
09/15/2028 16,848
0.0
17,000  Nordson Corp., 5.800%,
09/15/2033 16,619
0.0
21,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 20,248
0.0
20,000  Norfolk Southern Corp.,
5.350%,
08/01/2054 18,291
0.0
35,000  Otis Worldwide Corp.,
5.250%,
08/16/2028 34,428
0.0
24,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 21,601
0.0
40,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 35,485
0.0
70,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 69,039
0 .1
34,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 28,647
0.0
51,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 41,780
0.0
24,000  Raytheon Technologies
Corp., 5.150%,
02/27/2033 22,739
0.0
37,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 36,042
0.0
30,000
(2)
Sealed Air Corp.,
1.573%,
10/15/2026 26,133
0.0
22,000  Union Pacific Corp.,
3.799%,
10/01/2051 16,245
0.0
24,000  Union Pacific Corp.,
3.839%,
03/20/2060 16,872
0.0
13,000
(2)
Veralto Corp., 5.450%,
09/18/2033 12,583
0.0
21,000  Waste Management,
Inc., 4.625%,
02/15/2030 20,071
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
49,000  Waste Management,
Inc., 4.875%,
02/15/2034 $ 46,401
0.0
1,271,333
0 .4
Technology : 0 .5%
45,000  Activision Blizzard, Inc.,
2.500%,
09/15/2050 26,830
0.0
58,000
(3)
Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 52,163
0.0
50,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 40,790
0.0
19,000  Apple, Inc., 2.850%,
08/05/2061 11,233
0.0
12,000  Apple, Inc., 4.100%,
08/08/2062 9,241
0.0
54,000
(2)
Broadcom, Inc.,
3.187%,
11/15/2036 38,793
0.0
130,000
(2)
Broadcom, Inc.,
4.926%,
05/15/2037 112,117
0 .1
30,000  Concentrix Corp.,
6.600%,
08/02/2028 28,968
0.0
66,000  Concentrix Corp.,
6.850%,
08/02/2033 61,024
0.0
14,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 14,057
0.0
20,000  Fiserv, Inc., 2.750%,
07/01/2024 19,523
0.0
42,000  Fiserv, Inc., 5.625%,
08/21/2033 40,711
0.0
31,000  HP, Inc., 2.650%,
06/17/2031 24,240
0.0
75,000  Intel Corp., 4.600%,
03/25/2040 65,222
0.0
39,000  Intel Corp., 5.125%,
02/10/2030 38,290
0.0
69,000  Intuit, Inc., 5.125%,
09/15/2028 68,289
0 .1
58,000  Intuit, Inc., 5.200%,
09/15/2033 56,510
0.0
73,000  Intuit, Inc., 5.500%,
09/15/2053 70,091
0 .1
32,000  KLA Corp., 5.250%,
07/15/2062 28,772
0.0
24,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 23,790
0.0
65,000  Microsoft Corp.,
2.921%,
03/17/2052 42,678
0.0
31,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 30,663
0.0
13,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 7,876
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
14,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 $ 12,009
0.0
100,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
4.300%,
06/18/2029 91,718
0 .1
70,000  Oracle Corp., 2.300%,
03/25/2028 60,681
0.0
74,000  Oracle Corp., 3.650%,
03/25/2041 52,844
0.0
27,000  Oracle Corp., 3.800%,
11/15/2037 20,612
0.0
6,000  Oracle Corp., 3.850%,
07/15/2036 4,747
0.0
110,000  Oracle Corp., 4.300%,
07/08/2034 94,659
0 .1
34,000  Oracle Corp., 6.150%,
11/09/2029 34,532
0.0
62,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 62,949
0.0
15,000  Texas Instruments, Inc.,
4.900%,
03/14/2033 14,517
0.0
34,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 30,838
0.0
66,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 58,586
0.0
1,450,563
0 .5
Utilities : 1 .2%
32,000
(2)
AEP Texas, Inc.,
3.850%,
10/01/2025 30,623
0.0
21,000  AES Corp., 1.375%,
01/15/2026 18,711
0.0
44,000  AES Corp., 2.450%,
01/15/2031 33,876
0.0
10,000
(2)
AES Corp., 3.950%,
07/15/2030 8,631
0.0
33,000  AES Corp., 5.450%,
06/01/2028 31,881
0.0
26,000
(5)
American Electric
Power Co., Inc.,
3.875%,
02/15/2062 21,289
0.0
25,000
(2)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 19,786
0.0
28,000
(2)
American Transmission
Systems, Inc., 5.000%,
09/01/2044 23,947
0.0
14,000  Appalachian Power Co.
Y, 4.500%,
03/01/2049 10,667
0.0
55,000  Avangrid, Inc., 3.200%,
04/15/2025 52,603
0.0
119,000  Avangrid, Inc., 3.800%,
06/01/2029 105,865
0 .1
9,000  Black Hills Corp.,
3.050%,
10/15/2029 7,618
0.0
40,000  Black Hills Corp.,
4.250%,
11/30/2023 39,873
0.0
4,000  Black Hills Corp.,
4.350%,
05/01/2033 3,416
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
39,000
(2)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 $ 35,374
0.0
12,000
(5)
CMS Energy Corp.,
3.750%,
12/01/2050 9,043
0.0
68,000
(5)
CMS Energy Corp.,
4.750%,
06/01/2050 58,178
0 .1
24,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 21,965
0.0
12,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 11,268
0.0
13,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 13,046
0.0
47,000  Consumers Energy Co.,
4.900%,
02/15/2029 45,981
0.0
50,000
(3)
Dominion Energy, Inc.,
5.375%,
11/15/2032 47,792
0.0
6,000
(5)
Dominion Energy, Inc.
C, 4.350%,
12/31/2199 5,210
0.0
10,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 8,205
0.0
6,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 4,321
0.0
81,000  Duke Energy Carolinas
LLC, 4.000%,
09/30/2042 62,233
0 .1
42,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 38,486
0.0
4,000
(5)
Duke Energy Corp.,
4.875%,
12/31/2199 3,903
0.0
42,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 33,236
0.0
26,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 25,571
0.0
195,000  Duke Energy Indiana
LLC, 2.750%,
04/01/2050 112,056
0 .1
22,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 20,167
0.0
11,000  Duke Energy Ohio, Inc.,
2.125%,
06/01/2030 8,840
0.0
2,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 1,393
0.0
10,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 9,455
0.0
109,000  Duke Energy Progress
LLC, 3.700%,
10/15/2046 76,022
0 .1
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
40,000  Duke Energy Progress
LLC, 4.100%,
05/15/2042 $ 31,083
0.0
2,000  Duke Energy Progress
LLC, 4.200%,
08/15/2045 1,533
0.0
11,000
(2)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 8,564
0.0
78,000  Entergy Arkansas LLC,
2.650%,
06/15/2051 43,585
0.0
9,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 5,772
0.0
25,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 18,751
0.0
16,000  Entergy Arkansas LLC,
5.150%,
01/15/2033 15,378
0.0
24,000  Entergy Corp., 2.400%,
06/15/2031 18,721
0.0
7,000  Entergy Corp., 2.800%,
06/15/2030 5,814
0.0
100,000  Entergy Louisiana LLC,
2.900%,
03/15/2051 59,023
0 .1
9,000  Entergy Louisiana LLC,
4.200%,
04/01/2050 6,810
0.0
32,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 30,112
0.0
33,000  Entergy Texas, Inc.,
4.000%,
03/30/2029 30,446
0.0
11,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 10,544
0.0
43,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 40,414
0.0
16,000  Evergy Metro,
Inc. 2020, 2.250%,
06/01/2030 12,928
0.0
57,000  Eversource Energy,
2.900%,
03/01/2027 52,090
0.0
23,000  Eversource Energy,
5.125%,
05/15/2033 21,411
0.0
34,000  Eversource Energy,
5.450%,
03/01/2028 33,631
0.0
25,000  Eversource Energy U,
1.400%,
08/15/2026 22,180
0.0
54,000  Exelon Corp., 5.150%,
03/15/2028 53,030
0 .1
21,000  Florida Power &
Light Co., 4.625%,
05/15/2030 20,052
0.0
15,000  Florida Power &
Light Co., 4.800%,
05/15/2033 14,193
0.0
18,000  Georgia Power Co.,
4.650%,
05/16/2028 17,378
0.0
25,000  Georgia Power Co. A,
2.200%,
09/15/2024 24,118
0.0
37,000  Idaho Power Co., MTN,
5.800%,
04/01/2054 35,519
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
56,000  Interstate Power and
Light Co., 3.250%,
12/01/2024 $ 54,276
0 .1
6,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 5,267
0.0
8,000
(2)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 6,272
0.0
50,000
(2)
Jersey Central Power
& Light Co., 4.300%,
01/15/2026 48,214
0.0
50,000
(2)
Jersey Central Power
& Light Co., 4.700%,
04/01/2024 49,550
0.0
17,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 16,630
0.0
17,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 16,671
0.0
12,000
(2)
Metropolitan Edison
Co., 4.000%,
04/15/2025 11,510
0.0
31,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 30,597
0.0
30,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 23,252
0.0
20,000
(2)
Monongahela
Power Co., 3.550%,
05/15/2027 18,522
0.0
35,000
(2)
Monongahela
Power Co., 5.850%,
02/15/2034 34,391
0.0
13,000
(2)
Narragansett Electric
Co., 3.395%,
04/09/2030 11,282
0.0
41,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 33,671
0.0
31,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 24,694
0.0
8,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 7,132
0.0
28,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 27,990
0.0
17,000
(5)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 17,274
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
32,000
(5)
National Rural Utilities
Cooperative Finance
Corp., 8.541%,
(TSFR3M + 3.172%),
04/30/2043 $ 31,514
0.0
13,000
(3)
Nevada Power Co.,
6.000%,
03/15/2054 12,711
0.0
93,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 82,408
0 .1
45,000
(5)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 38,318
0.0
38,000  NextEra Energy Capital
Holdings, Inc., 4.255%,
09/01/2024 37,399
0.0
50,000  NextEra Energy Capital
Holdings, Inc., 6.051%,
03/01/2025 50,093
0.0
100,000  NiSource, Inc., 0.950%,
08/15/2025 91,254
0 .1
16,000  NSTAR Electric Co.,
1.950%,
08/15/2031 12,253
0.0
26,000  ONE Gas, Inc., 1.100%,
03/11/2024 25,461
0.0
28,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 18,992
0.0
17,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 12,170
0.0
54,000  PacifiCorp, 5.350%,
12/01/2053 44,944
0.0
35,000  PacifiCorp, 5.500%,
05/15/2054 29,766
0.0
23,000  PECO Energy Co.,
4.900%,
06/15/2033 21,903
0.0
27,000
(2)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 26,508
0.0
5,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 4,517
0.0
31,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 30,309
0.0
24,000  Public Service Electric
and Gas Co., 5.450%,
08/01/2053 22,923
0.0
11,000  Public Service
Enterprise Group, Inc.,
1.600%,
08/15/2030 8,450
0.0
59,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 45,797
0.0
70,000  Public Service
Enterprise Group, Inc.,
5.850%,
11/15/2027 70,465
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
35,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 $ 34,100
0.0
65,000
(5)
Sempra Energy,
4.125%,
04/01/2052 52,686
0 .1
27,000  Sempra Energy,
5.500%,
08/01/2033 25,859
0.0
34,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 25,795
0.0
6,000  Southern California
Edison Co., 4.050%,
03/15/2042 4,508
0.0
38,000  Southern Co., 5.113%,
08/01/2027 37,268
0.0
39,000
(5)
Southern Co. 21-A,
3.750%,
09/15/2051 34,113
0.0
35,000
(5)
Southern Co. B,
4.000%,
01/15/2051 32,462
0.0
22,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 20,793
0.0
36,000  Southwestern Electric
Power Co. N, 1.650%,
03/15/2026 32,638
0.0
14,000  Tampa Electric Co.,
4.350%,
05/15/2044 10,950
0.0
30,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 27,349
0.0
20,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 18,810
0.0
31,000  WEC Energy Group,
Inc., 1.375%,
10/15/2027 26,292
0.0
26,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 22,061
0.0
10,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 9,859
0.0
14,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 13,775
0.0
23,000  Wisconsin Electric
Power Co., 1.700%,
06/15/2028 19,598
0.0
26,000  Wisconsin Public
Service Corp., 3.671%,
12/01/2042 18,225
0.0
3,316,102
1 .2
Total Corporate Bonds/
Notes
(Cost $24,778,914)
22,439,413
7 .8
U.S. GOVERNMENT AGENCY OBLIGATIONS : 7 .1%
Federal Home Loan Mortgage Corporation : 0 .1%
(6)
3,423
2.500
%,
05/01/2030 3,121
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
: (continued)
4,985
2.500
%,
05/01/2030 $ 4,539
0.0
7,010
2.500
%,
06/01/2030 6,384
0.0
11,265
3.000
%,
03/01/2045 9,556
0.0
15,309
3.000
%,
03/01/2045 13,058
0.0
17,399
3.000
%,
04/01/2045 14,763
0.0
26,436
3.500
%,
03/01/2045 23,262
0.0
71,050
4.000
%,
12/01/2041 64,749
0.0
25,329
4.000
%,
12/01/2042 23,246
0.0
2,590
4.000
%,
09/01/2045 2,352
0.0
3,451
4.000
%,
09/01/2045 3,130
0.0
3,488
4.000
%,
09/01/2045 3,189
0.0
4,707
4.000
%,
09/01/2045 4,301
0.0
39,410
4.500
%,
08/01/2041 37,100
0.0
155,243
4.500
%,
09/01/2041 146,952
0 .1
1,773
5.500
%,
07/01/2037 1,775
0.0
1,417
6.500
%,
12/01/2031 1,435
0.0
362,912
0 .1
Federal National Mortgage Association : 0 .1%
(6)
319,327
4.500
%,
09/01/2047 309,779
0 .1
Government National Mortgage Association : 1 .2%
1,104,663
2.500
%,
05/20/2051 905,251
0 .3
586,636
3.000
%,
11/20/2051 498,118
0 .2
1,764,369
3.500
%,
05/20/2050 1,554,477
0 .6
18,136
4.000
%,
11/20/2040 16,806
0.0
36,509
4.000
%,
03/20/2046 33,465
0.0
308,541
4.000
%,
05/20/2053 278,218
0 .1
34,196
4.500
%,
08/20/2041 32,471
0.0
66,622
4.500
%,
09/15/2047 62,951
0.0
3,381,757
1 .2
Uniform Mortgage-Backed Securities : 5 .7%
253,666
2.000
%,
05/01/2051 193,548
0 .1
265,626
2.000
%,
10/01/2051 202,929
0 .1
891,897
2.000
%,
02/01/2052 686,507
0 .2
979,676
2.000
%,
03/01/2052 747,084
0 .3
9,773
2.500
%,
05/01/2030 8,915
0.0
13,094
2.500
%,
06/01/2030 11,947
0.0
18,195
2.500
%,
06/01/2030 16,600
0.0
6,889
2.500
%,
07/01/2030 6,285
0.0
1,246,719
2.500
%,
02/01/2051 997,476
0 .4
521,038
2.500
%,
06/01/2051 415,420
0 .1
912,783
2.500
%,
11/01/2051 731,022
0 .3
301,875
2.500
%,
01/01/2052 242,322
0 .1
448,886
2.500
%,
02/01/2052 359,041
0 .1
554,553
2.500
%,
02/01/2052 443,604
0 .2
779,187
2.500
%,
02/01/2052 626,364
0 .2
832,328
2.500
%,
02/01/2052 668,615
0 .2
338,372
2.500
%,
03/01/2052 271,757
0 .1
3,333,000
(7)
2.500
%,
10/01/2053 2,645,954
0 .9
28,716
3.000
%,
09/01/2043 24,572
0.0
142,449
3.000
%,
04/01/2045 120,737
0.0
94,242
3.000
%,
07/01/2046 79,747
0.0
508,282
3.000
%,
04/01/2050 424,313
0 .2
979,395
3.000
%,
02/01/2052 819,845
0 .3
912,667
3.000
%,
04/01/2052 761,590
0 .3
737,340
3.000
%,
05/01/2052 613,215
0 .2
32,451
3.500
%,
10/01/2042 28,786
0.0
284,654
3.500
%,
08/01/2046 250,835
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
7,277
4.000
%,
07/01/2042 $ 6,668
0.0
69,857
4.000
%,
07/01/2042 64,003
0.0
113,742
4.000
%,
01/01/2045 104,418
0.0
18,067
4.000
%,
06/01/2045 16,480
0.0
40,549
4.000
%,
11/01/2052 36,759
0.0
13,520
4.500
%,
11/01/2040 12,781
0.0
26,808
4.500
%,
10/01/2041 25,340
0.0
166,488
5.000
%,
05/01/2042 163,022
0 .1
797,143
5.000
%,
10/01/2052 753,129
0 .3
44,824
5.500
%,
12/01/2036 44,623
0.0
2,802,000
(7)
5.500
%,
10/01/2053 2,707,980
0 .9
132
7.000
%,
10/01/2029 133
0.0
824
7.000
%,
01/01/2032 818
0.0
16,335,184
5 .7
Total U.S. Government
Agency Obligations
(Cost $22,577,300)
20,389,632
7 .1
U.S. TREASURY OBLIGATIONS : 4 .1%
United States Treasury Bonds : 0 .8%
1,000
1.250
%,
05/15/2050 472
0.0
22,000
1.375
%,
11/15/2040 13,030
0.0
2,200
1.625
%,
11/15/2050 1,153
0.0
117,400
3.250
%,
05/15/2042 93,578
0.0
194,000
3.625
%,
05/15/2053 160,672
0 .1
2,009,000
(3)
4.375
%,
08/15/2043 1,874,648
0 .7
2,143,553
0 .8
United States Treasury Notes : 3 .3%
1,000
(3)
0.125
%,
10/15/2023 998
0.0
260,500
0.500
%,
11/30/2023 258,437
0 .1
137,800
1.250
%,
11/30/2026 123,665
0.0
219,300
1.250
%,
09/30/2028 186,409
0.0
2,000,000
2.125
%,
09/30/2024 1,936,031
0 .7
45,400
2.750
%,
08/15/2032 39,321
0.0
1,727,500
3.875
%,
08/15/2033 1,632,487
0 .6
291,000
4.125
%,
08/31/2030 282,497
0 .1
285,000
4.375
%,
08/31/2028 282,195
0 .1
2,258,000
4.500
%,
09/30/2028 2,259,588
0 .8
1,377,000
4.500
%,
09/30/2030 1,377,645
0 .5
1,119,000
4.625
%,
09/15/2026 1,113,580
0 .4
9,492,853
3 .3
Total U.S. Treasury
Obligations
(Cost $11,869,592)
11,636,406
4 .1
COLLATERALIZED MORTGAGE OBLIGATIONS : 3 .4%
44,612
(5)
Alternative Loan Trust
2004-J7 M1, 4.574%,
(TSFR1M + 1.134%),
10/25/2034 44,223
0.0
35,873  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 24,929
0.0
69,952
(5)
Alternative Loan Trust
2005-J2 1A12, 5.500%,
(TSFR1M + 0.514%),
04/25/2035 53,635
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,260  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 $ 7,647
0.0
73,744
(5)
Alternative Loan Trust
2006-19CB A12,
5.834%, (TSFR1M +
0.514%),
08/25/2036 35,551
0.0
22,645
(5)
Alternative Loan
Trust 2007-23CB A3,
5.934%, (TSFR1M +
0.614%),
09/25/2037 9,079
0.0
99,623
(5)
Alternative Loan
Trust 2007-2CB 2A1,
5.750%, (TSFR1M +
0.714%),
03/25/2037 41,904
0.0
600,000
(2)
Arroyo Mortgage Trust
2022-1 A3, 3.650%,
12/25/2056 420,699
0 .2
19,902
(5)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.216%,
09/25/2035 16,021
0.0
500,000
(2)(5)
Bellemeade Re Ltd.
2022-1 M1C, 9.015%,
(SOFR30A + 3.700%),
01/26/2032 505,554
0 .2
48,592
(5)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 4.442%,
03/25/2036 37,578
0.0
25,507
(5)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.510%,
09/25/2037 22,463
0.0
47,862
(2)(5)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1M2,
7.479%, (SOFR30A +
2.164%),
01/25/2040 48,058
0.0
100,000
(2)(5)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
8.429%, (SOFR30A +
3.114%),
01/25/2040 100,215
0.0
135,541  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 128,711
0 .1
119,787
(5)
Fannie Mae REMIC
Trust 2009-50 HZ,
5.540%,
02/25/2049 114,741
0 .1
171,225  Fannie Mae REMIC
Trust 2009-96 DB,
4.000%,
11/25/2029 165,429
0 .1
49,591  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 48,324
0.0
231,742  Fannie Mae REMIC
Trust 2011-113 CL,
4.000%,
11/25/2041 213,481
0 .1
107,889  Fannie Mae REMIC
Trust 2011-30 ZA,
5.000%,
04/25/2041 102,727
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
37,493  Fannie Mae REMIC
Trust 2011-84 Z,
5.250%,
09/25/2041 $ 36,515
0.0
83,615  Fannie Mae REMIC
Trust 2011-9 AZ,
5.000%,
05/25/2040 81,453
0.0
357,191  Fannie Mae REMIC
Trust 2011-99 CZ,
4.500%,
10/25/2041 339,465
0 .1
49,298  Fannie Mae REMIC
Trust 2013-16 GD,
3.000%,
03/25/2033 48,089
0.0
354,419  Fannie Mae REMIC
Trust 2018-11 BX,
4.000%,
12/25/2047 318,380
0 .1
37,132  Fannie Mae REMIC
Trust 2018-8 AB,
3.500%,
10/25/2047 33,485
0.0
84,847
(2)(5)
Flagstar Mortgage Trust
2018-1 B3, 3.941%,
03/25/2048 70,500
0.0
32,634  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 32,429
0.0
34,103  Freddie Mac REMIC
Trust 2541 NE,
5.500%,
12/15/2032 33,804
0.0
8,700  Freddie Mac REMIC
Trust 2861 Z, 5.500%,
09/15/2034 8,530
0.0
26,982  Freddie Mac REMIC
Trust 2931 ZY,
5.000%,
02/15/2035 26,419
0.0
84,571  Freddie Mac REMIC
Trust 3117 ZA,
5.500%,
02/15/2036 82,170
0.0
32,642  Freddie Mac REMIC
Trust 3351 ZC,
5.500%,
07/15/2037 32,572
0.0
28,180
(5)(8)
Freddie Mac REMIC
Trust 3524 LA,
5.085%,
03/15/2033 26,626
0.0
30,910  Freddie Mac REMIC
Trust 3724 CM,
5.500%,
06/15/2037 30,715
0.0
5,176  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 4,972
0.0
1,106,775  Freddie Mac REMIC
Trust 4136 ZG,
3.000%,
11/15/2042 946,424
0 .3
211,582  Freddie Mac REMIC
Trust 4203 BN,
3.000%,
04/15/2033 193,287
0 .1
594,327  Freddie Mac REMIC
Trust 4335 XZ,
4.250%,
05/15/2044 542,633
0 .2
529,559  Freddie Mac REMIC
Trust 4335 ZX,
4.250%,
05/15/2044 483,698
0 .2
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
542,185  Freddie Mac REMIC
Trust 4372 Z, 3.000%,
08/15/2044 $ 464,460
0 .2
122,885  Freddie Mac REMIC
Trust 4495 PA,
3.500%,
09/15/2043 116,228
0 .1
281,258  Freddie Mac REMIC
Trust 4634 ZM,
5.000%,
11/15/2056 244,337
0 .1
183,777
(2)(5)
Freddie Mac STACR
REMIC Trust 2020-
DNA6 M2, 7.315%,
(SOFR30A + 2.000%),
12/25/2050 185,302
0 .1
69,792
(2)(5)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 M2, 8.529%,
(SOFR30A + 3.214%),
03/25/2050 72,033
0.0
167,671
(2)(5)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 6.965%,
(SOFR30A + 1.650%),
01/25/2034 167,608
0 .1
600,000
(2)(5)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 9.065%,
(SOFR30A + 3.750%),
12/25/2041 597,744
0 .2
27,152  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 26,494
0.0
182,306  Ginnie Mae 2010-164
JZ, 4.000%,
12/20/2040 171,730
0 .1
5,450  Ginnie Mae 2011-
169 BC, 7.000%,
05/16/2032 5,495
0.0
221,806  Ginnie Mae 2013-8
BE, 1.750%,
11/20/2042 185,082
0 .1
1,173,726  Ginnie Mae 2019-15
CZ, 3.500%,
02/20/2049 918,386
0 .3
16,818
(5)
HomeBanc Mortgage
Trust 2004-1 2A,
6.294%, (TSFR1M +
0.974%),
08/25/2029 16,029
0.0
30,298
(2)(5)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.500%,
03/25/2050 29,177
0.0
140,763
(2)(5)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 113,931
0 .1
200,000
(2)(5)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 181,373
0 .1
7,712  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 6,332
0.0
300,000
(2)(5)
Triangle Re Ltd.
2021-3 M1B, 8.215%,
(SOFR30A + 2.900%),
02/25/2034 301,332
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
33,978
(5)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 A1C3,
6.454%, (TSFR1M +
1.134%),
08/25/2045 $ 31,732
0.0
14,174
(5)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
3.523%,
10/25/2036 12,553
0.0
19,330
(5)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.435%,
08/25/2046 16,956
0.0
95,429
(5)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.907%,
12/25/2036 83,698
0.0
49,287
(5)
WaMu Mortgage Pass-
Through Certificates
2007-HY7 2A2,
3.770%,
07/25/2037 40,979
0.0
16,904
(5)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 6.414%,
(TSFR1M + 1.094%),
10/25/2045 15,685
0.0
119,620
(5)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.586%,
(12MTA + 0.960%),
08/25/2046 65,303
0.0
9,790
(5)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.864%, (TSFR1M
+ 0.544%),
06/25/2037 7,866
0.0
7,819
(5)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
4.770%,
04/25/2036 7,294
0.0
12,612
(5)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 4.782%,
12/28/2037 10,866
0.0
Total Collateralized
Mortgage Obligations
(Cost $11,059,429)
9,609,140
3 .4
ASSET-BACKED SECURITIES : 2 .8%
Automobile Asset-Backed Securities : 0 .2%
116,092  Drive Auto Receivables
Trust 2021-2 C,
0.870%,
10/15/2027 113,977
0 .1
100,000
(2)
Ford Credit Auto Owner
Trust 2022-1 C,
4.670%,
11/15/2034 94,449
0.0
100,000
(2)
GLS Auto Receivables
Issuer Trust 2021-4A
C, 1.940%,
10/15/2027 95,483
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Automobile Asset-Backed Securities: (continued)
100,000  GM Financial
Automobile Leasing
Trust 2022-2 C,
4.330%,
05/20/2026 $ 97,820
0 .1
401,729
0 .2
Home Equity Asset-Backed Securities : 0.0%
50,198
(5)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.140%,
11/25/2035 49,111
0.0
Other Asset-Backed Securities : 2 .4%
250,000
(2)(5)
AMMC CLO 16 Ltd.
2015-16A CR2,
7.523%, (TSFR3M +
2.212%),
04/14/2029 250,350
0 .1
22,434
(2)
Aqua Finance Trust
2020-AA A, 1.900%,
07/17/2046 20,753
0.0
300,000
(2)(5)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.347%, (TSFR1M +
3.014%),
11/15/2036 286,397
0 .1
400,000
(2)(5)
ARES XLIV CLO
Ltd. 2017-44A A2R,
6.870%, (TSFR3M +
1.562%),
04/15/2034 395,601
0 .2
80,833
(2)
Beacon Container
Finance II LLC 2021-1A
A, 2.250%,
10/22/2046 69,063
0.0
250,000
(2)(5)
Benefit Street Partners
CLO IV Ltd. 2014-
IVA BRRR, 7.738%,
(TSFR3M + 2.412%),
01/20/2032 246,677
0 .1
500,000
(2)(5)
BlueMountain CLO
Ltd. 2014-2A A2R2,
6.988%, (TSFR3M +
1.662%),
10/20/2030 495,728
0 .2
250,000
(2)(5)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.570%, (TSFR3M +
2.262%),
04/15/2034 244,932
0 .1
455,000
(2)(5)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
7.458%, (TSFR3M +
2.150%),
04/15/2035 433,837
0 .2
98,500
(2)
Bojangles Issuer LLC
2020-1A A2, 3.832%,
10/20/2050 90,339
0.0
250,000
(2)(5)
Carlyle US Clo Ltd.
2017-2A AJR, 6.988%,
(TSFR3M + 1.662%),
07/20/2031 247,326
0 .1
16,450
(5)
Chase Funding Trust
Series 2003-5 2A2,
6.034%, (TSFR1M +
0.714%),
07/25/2033 15,744
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
69,200
(2)
CLI Funding VI LLC
2020-1A A, 2.080%,
09/18/2045 $ 59,874
0.0
85,813
(2)
CLI Funding VIII LLC
2022-1A A, 2.720%,
01/18/2047 72,833
0.0
95,250
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2II, 4.328%,
07/25/2048 88,678
0.0
193,000
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 167,460
0 .1
97,750
(2)
Domino's Pizza Master
Issuer LLC 2021-
1A A2II, 3.151%,
04/25/2051 78,994
0.0
95,500
(2)
DRIVEN BRANDS
FUNDING LLC 2019-
1A A2, 4.641%,
04/20/2049 90,318
0.0
250,000
(2)(5)
Eaton Vance Clo Ltd.
2015-1A A2R, 6.838%,
(TSFR3M + 1.512%),
01/20/2030 245,723
0 .1
98,500
(2)
Five Guys Funding LLC
2017-1A A2, 4.600%,
07/25/2047 96,942
0 .1
11,224
(2)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 9,985
0.0
217,401
(2)
J.G. Wentworth XXXIX
LLC 2017-2A A,
3.530%,
09/15/2072 174,825
0 .1
63,650
(2)
Loanpal Solar Loan Ltd.
2020-2GF A, 2.750%,
07/20/2047 48,417
0.0
63,971
(2)
Loanpal Solar Loan Ltd.
2021-1GS A, 2.290%,
01/20/2048 48,187
0.0
106,976
(2)
Loanpal Solar Loan Ltd.
2021-2GS A, 2.220%,
03/20/2048 77,357
0.0
250,000
(2)(5)
Madison Park Funding
XLVIII Ltd. 2021-48A
C, 7.582%, (TSFR3M +
2.262%),
04/19/2033 246,769
0 .1
31,938
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 28,754
0.0
24,438
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 21,334
0.0
51,745
(2)
Mosaic Solar Loan Trust
2020-2A A, 1.440%,
08/20/2046 41,810
0.0
59,126
(2)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 44,803
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
250,000
(2)(5)
Octagon Investment
Partners 32 Ltd. 2017-
1A A2R, 6.770%,
(TSFR3M + 1.462%),
07/15/2029 $ 247,376
0 .1
250,000
(2)(5)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.472%, (TSFR3M +
2.162%),
01/18/2034 248,582
0 .1
150,000
(2)
OneMain Financial
Issuance Trust 2023-1A
A, 5.500%,
06/14/2038 146,846
0 .1
33,749
(2)
Pagaya AI Debt Trust
2022-1 A, 2.030%,
10/15/2029 33,049
0.0
250,000
(2)(5)
Palmer Square CLO
Ltd. 2021-1A B,
7.288%, (TSFR3M +
1.962%),
04/20/2034 245,753
0 .1
250,000
(2)(5)
Rockland Park CLO Ltd.
2021-1A C, 7.488%,
(TSFR3M + 2.162%),
04/20/2034 244,758
0 .1
54,288
(2)
SoFi Consumer Loan
Program Trust 2023-1S
A, 5.810%,
05/15/2031 54,166
0.0
97,907
(2)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 93,750
0.0
185,010
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 145,655
0 .1
87,370
(2)
Sunnova Sol III Issuer
LLC 2021-1 A,
2.580%,
04/28/2056 68,680
0.0
89,139
(2)
Sunnova Sol Issuer LLC
2020-1A A, 3.350%,
02/01/2055 74,958
0.0
187,500
(2)
Taco Bell Funding LLC
2016-1A A23, 4.970%,
05/25/2046 181,310
0 .1
95,250
(2)
Taco Bell Funding LLC
2018-1A A2II, 4.940%,
11/25/2048 89,741
0.0
98,250
(2)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 75,014
0.0
83,333
(2)
Textainer Marine
Containers Ltd.
2021-3A A, 1.940%,
08/20/2046 68,416
0.0
78,750
(2)
Triton Container
Finance VIII LLC
2021-1A A, 1.860%,
03/20/2046 65,890
0.0
14,552
(2)
Upstart Securitization
Trust 2021-4 A,
0.840%,
09/20/2031 14,404
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
94,250
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 $ 84,689
0.0
97,750
(2)
Wendy's Funding LLC
2021-1A A2II, 2.775%,
06/15/2051 77,051
0.0
196,000
(2)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 163,407
0 .1
6,863,305
2 .4
Student Loan Asset-Backed Securities : 0 .2%
37,601
(2)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 34,759
0.0
23,351
(2)
Commonbond Student
Loan Trust-GS 2017-
BGS A1, 2.680%,
09/25/2042 21,020
0.0
18,449
(2)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 16,802
0.0
30,871
(2)
Commonbond Student
Loan Trust-GS 2020-
AGS A, 1.980%,
08/25/2050 26,015
0.0
20,173
(2)
Navient Private
Education Refi Loan
Trust 2019-A A2A,
3.420%,
01/15/2043 19,408
0.0
114,572
(2)
Navient Private
Education Refi Loan
Trust 2020-BA A2,
2.120%,
01/15/2069 103,974
0 .1
27,334
(2)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 24,523
0.0
59,346
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 51,383
0.0
50,973
(2)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 43,944
0.0
100,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 91,645
0 .1
53,691
(2)
SMB Private Education
Loan Trust-A 2020-
PTA A2A, 1.600%,
09/15/2054 47,638
0.0
25,063
(2)
Sofi Professional Loan
Program Trust 2018-
C A2FX, 3.590%,
01/25/2048 24,082
0.0
Principal
Amount† RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
24,045
(2)
Sofi Professional Loan
Program Trust 2018-
D A2FX, 3.600%,
02/25/2048 $ 23,005
0.0
59,023
(2)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 52,704
0.0
580,902
0 .2
Total Asset-Backed
Securities
(Cost $8,444,773)
7,895,047
2 .8
COMMERCIAL MORTGAGE-BACKED SECURITIES : 2 .2%
500,000
(2)(5)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF2 E,
2.000%,
06/15/2054 242,589
0 .1
500,000
(2)(5)
AREIT Trust 2021-
CRE5 D, 8.095%,
(TSFR1M + 2.764%),
11/17/2038 465,413
0 .2
3,000,000
(5)(8)
BANK 2017-BNK8 XB,
0.230%,
11/15/2050 20,720
0.0
950,683
(5)(8)
BANK 2019-BN16 XA,
1.102%,
02/15/2052 37,589
0.0
3,567,028
(5)(8)
BANK 2019-BN21 XA,
0.959%,
10/17/2052 136,724
0 .1
2,180,000
(2)(5)(8)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 21,547
0.0
952,000
(5)(8)
Benchmark Mortgage
Trust 2019-B9 XA,
1.183%,
03/15/2052 39,954
0.0
650,000
(9)
Benchmark Mortgage
Trust 2023-V3 A3,
6.363%,
07/15/2056 657,937
0 .2
111,752
(2)(5)
BX Commercial
Mortgage Trust 2021-
21M E, 7.617%,
(TSFR1M + 2.285%),
10/15/2036 107,044
0 .1
343,000
(2)(5)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.796%,
(TSFR1M + 2.464%),
02/15/2038 319,365
0 .1
645,743
(5)(8)
CD Mortgage Trust
2017-CD4 XA, 1.379%,
05/10/2050 21,161
0.0
844,695
(5)(8)
Citigroup Commercial
Mortgage Trust 2016-
P4 XA, 2.049%,
07/10/2049 32,738
0.0
1,105,561
(5)(8)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.172%,
10/12/2050 34,062
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
943,419
(5)(8)
Citigroup Commercial
Mortgage Trust 2017-
P8 XA, 1.010%,
09/15/2050 $ 24,491
0.0
1,163,825
(5)(8)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.827%,
06/10/2051 30,591
0.0
1,099,966
(5)(8)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.168%,
08/10/2056 43,732
0.0
60,000  Citigroup Commercial
Mortgage Trust 2019-
GC43 A4, 3.038%,
11/10/2052 50,347
0.0
177,000
(5)
Comm Mortgage Trust
2013-CR13 C, 4.950%,
11/10/2046 158,416
0 .1
149,261
(5)(8)
COMM Mortgage Trust
2012-CR4 XA, 1.288%,
10/15/2045 115
0.0
2,380,000
(2)(5)(8)
COMM Mortgage Trust
2012-CR4 XB, 0.509%,
10/15/2045 4,536
0.0
1,285,226
(5)(8)
COMM Mortgage
Trust 2016-CR28 XA,
0.752%,
02/10/2049 15,596
0.0
682,878
(5)(8)
COMM Mortgage
Trust 2017-COR2 XA,
1.307%,
09/10/2050 23,640
0.0
130,000
(2)(5)
DBWF Mortgage Trust
2015-LCM D, 3.535%,
06/10/2034 102,296
0 .1
475,244
(2)(5)
Extended Stay America
Trust 2021-ESH A,
6.526%, (TSFR1M +
1.194%),
07/15/2038 471,670
0 .2
640,013  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 82,513
0.0
1,638,805
(5)(8)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.970%,
11/25/2030 75,269
0.0
782,270
(5)(8)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.436%,
07/25/2035 73,769
0.0
1,279,495
(5)(8)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1518 X1, 0.955%,
10/25/2035 86,444
0 .1
Principal
Amount† RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
848,000
(8)
Freddie Mac Multifamily
Structured Pass
Through Certificates
KL06 XFX, 1.467%,
12/25/2029 $ 51,294
0.0
300,000
(2)(10)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 204,159
0 .1
100,000
(2)(5)
GS Mortgage Securities
Corp. Trust 2018-RIVR
F, 7.730%, (TSFR1M +
2.397%),
07/15/2035 15,249
0.0
949,210
(5)(8)
GS Mortgage Securities
Trust 2014-GC22 XA,
1.087%,
06/10/2047 2,401
0.0
1,325,336
(5)(8)
GS Mortgage Securities
Trust 2016-GS4 XA,
0.689%,
11/10/2049 17,944
0.0
818,269
(5)(8)
GS Mortgage Securities
Trust 2017-GS6 XA,
1.156%,
05/10/2050 23,737
0.0
1,211,109
(5)(8)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.109%,
02/10/2052 52,963
0.0
2,044,717
(5)(8)
GS Mortgage Securities
Trust 2019-GC42 XA,
0.927%,
09/10/2052 69,428
0.0
90,000  GS Mortgage Securities
Trust 2019-GSA1 A4,
3.048%,
11/10/2052 77,071
0.0
1,297,002
(5)(8)
GS Mortgage Securities
Trust 2020-GC47 XA,
1.243%,
05/12/2053 71,196
0.0
1,096,359
(5)(8)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.710%,
12/15/2049 15,126
0.0
287,706
(5)(8)
JPMBB Commercial
Mortgage Securities
Trust 2014-C19 XA,
0.714%,
04/15/2047 63
0.0
1,409,800
(5)(8)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XA, 1.099%,
12/15/2047 8,363
0.0
62,000  Morgan Stanley Capital
I Trust 2019-H6 A4,
3.417%,
06/15/2052 54,227
0.0
3,325,631
(5)(8)
Morgan Stanley Capital
I Trust 2019-L3 XA,
0.755%,
11/15/2052 99,902
0 .1
1,004,474
(8)
Morgan Stanley Capital
I Trust 2021-L5 XA,
1.415%,
05/15/2054 62,723
0.0
650,000
(2)(5)
PFP Ltd. 2023-10 A,
7.696%, (TSFR1M +
2.365%),
09/16/2038 651,443
0 .2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,844,177
(5)(8)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 1.078%,
03/15/2051 $ 60,742
0.0
60,000  UBS Commercial
Mortgage Trust 2019-
C17 A4, 2.921%,
10/15/2052 50,681
0.0
400,000  Wells Fargo
Commercial Mortgage
Trust 2016-LC25 A4,
3.640%,
12/15/2059 370,959
0 .1
400,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 D,
3.000%,
06/15/2051 251,090
0 .1
1,009,207
(5)(8)
Wells Fargo
Commercial Mortgage
Trust 2019-C52 XA,
1.749%,
08/15/2052 63,304
0.0
500,000
(2)(5)
WFRBS Commercial
Mortgage Trust 2014-
C23 D, 4.151%,
10/15/2057 316,351
0 .1
500,000
(2)
WSTN Trust 2023-
MAUI A, 6.518%,
07/05/2037 488,112
0 .2
Total Commercial
Mortgage-Backed
Securities
(Cost $7,380,862)
6,458,796
2 .2
SOVEREIGN BONDS : 0 .1%
200,000  Colombia Government
International Bond,
3.125
%,
04/15/2031 148,400
0.0
200,000  Mexico Government
International Bond,
3.500
%,
02/12/2034 156,800
0 .1
Total Sovereign Bonds
(Cost $398,511)
305,200
0 .1
PURCHASED OPTIONS
(11)
: 0.0%
Total Purchased
Options
(Cost $32,219)
2,330
0.0
Total Long-Term
Investments
(Cost $286,381,067)
285,042,858
99 .7
SHORT-TERM INVESTMENTS : 4 .6%
Commercial Paper : 0 .9%
1,550,000  American Honda
Finance Corp.,
5.840
%,
10/23/2023 1,544,319
0 .5
700,000  American Honda
Finance Corp.,
5.880
%,
10/16/2023 698,199
0 .3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
275,000
EIDP Inc.,
6.130
%,
10/11/2023 $ 274,495
0 .1
Total Commercial Paper
(Cost $2,517,557)
2,517,013
0 .9
U.S. Treasury Bills : 1 .3%
3,500,000
(3)(12)
United States Treasury
Bill,
1.780
%,
10/03/2023 3,499,489
1 .2
275,000
(12)
United States Treasury
Bill,
4.720
%,
10/17/2023 274,396
0 .1
Total U.S. Treasury Bills
(Cost $3,773,327)
3,773,885
1 .3
Repurchase Agreements : 2 .4%
1,630,861
(13)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,631,583,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $1,663,478, due
08/01/28-07/01/53)
1,630,861
0 .6
1,664,143
(13)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,664,868,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,697,426, due
08/05/25-05/20/72)
1,664,143
0 .6
373,149
(13)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase Amount
$373,312, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $380,635, due
01/31/24-10/01/53)
373,149
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,630,861
(13)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,631,575,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,663,478, due
10/31/23-02/15/53)
$ 1,630,861
0 .5
1,664,143
(13)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,664,873,
collateralized by various
U.S. Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,697,426, due
10/02/23)
1,664,143
0 .6
Total Repurchase
Agreements
(Cost $6,963,157)
6,963,157
2 .4
Total Short-Term
Investments
(Cost $13,254,041)
13,254,055
4 .6
Total Investments in
Securities
(Cost $299,635,108) $ 298,296,913 104 .3
Liabilities in Excess of
Other Assets (12,311,020) (4.3)
Net Assets $ 285,985,893 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
Investment in affiliate.
(5)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(7)
Represents or includes a TBA transaction.
(8)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(9)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(10)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(11)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(12)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2023.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 5,857,614 $ 667,539 $ — $ 6,525,153
Consumer Discretionary 9,632,813 1,718,166 — 11,350,979
Consumer Staples 5,300,205 1,523,125 — 6,823,330
Energy 4,270,078 744,906 — 5,014,984
Financials 9,867,905 3,032,483 — 12,900,388
Health Care 10,712,627 2,212,653 — 12,925,280
Industrials 9,600,064 2,525,504 — 12,125,568
Information Technology 23,075,856 1,147,040 — 24,222,896
Materials 2,723,602 1,237,791 — 3,961,393
Real Estate 2,432,133 420,070 — 2,852,203
Utilities 2,460,729 609,573 — 3,070,302
Total Common Stock 85,933,626 15,838,850 — 101,772,476
Asset-Backed Securities — 7,895,047 — 7,895,047
Collateralized Mortgage Obligations — 9,609,140 — 9,609,140
Commercial Mortgage-Backed Securities — 5,800,859 657,937 6,458,796
Corporate Bonds/Notes — 22,439,413 — 22,439,413
Exchange-Traded Funds 17,153,677 — — 17,153,677
Mutual Funds 87,348,030 — — 87,348,030
Preferred Stock — 32,711 — 32,711
Purchased Options — 2,330 — 2,330
Short-Term Investments — 13,254,055 — 13,254,055
Sovereign Bonds — 305,200 — 305,200
U.S. Government Agency Obligations — 20,389,632 — 20,389,632
U.S. Treasury Obligations — 11,636,406 — 11,636,406
Total Investments, at fair value $ 190,435,333 $ 107,203,643 $ 657,937 $ 298,296,913
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 63,632 — 63,632
Forward Foreign Currency Contracts — 54 — 54
Forward Premium Swaptions — 136,160 — 136,160
Futures 229,028 — — 229,028
Total Assets $ 190,664,361 $ 107,403,489 $ 657,937 $ 298,725,787
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (17,584) $ — $ (17,584)
Forward Premium Swaptions — (140,105) — (140,105)
Futures (460,229) — — (460,229)
Written Options — (201,773) — (201,773)
Total Liabilities $ (460,229) $ (359,462) $ — $ (819,691)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
P
$ 3,636,470 $ 20,724 $ (4,266,957) $ 609,763 $ — $ 38,828 $ (571,604) $ —
Voya Short Term Bond Fund -
Class R6
11,088,112 15,288,579 (5,022,856) 28,304 21,382,139 461,337 (215,269) —
Voya Small Cap Growth Fund -
Class R6
2,888,514 84,515 (403,717) 219,816 2,789,128 — 18,283 —
Voya Small Company Fund - Class
R6
5,857,662 322,096 (829,601) 275,010 5,625,167 — 20,399 —
Voya U.S. Stock Index Portfolio -
Class I
— 60,563,884 (6,282,575) (581,225) 53,700,084 43,351 415,592 5,341,904
Voya VACS Series HYB Fund
— 3,899,122 — (47,610) 3,851,512 185,662 — —
$ 23,470,758 $ 80,178,920 $ (16,805,706) $ 504,058 $ 87,348,030 $ 729,178 $ (332,599) $ 5,341,904
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 11,181 USD 11,790 BNP Paribas 11/17/23 $ 54
$ 54
At September 30, 2023, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 32 12/29/23 $ 6,486,750 $ (15,656)
U.S. Treasury 5-Year Note 41 12/29/23 4,319,734 (34,972)
U.S. Treasury 10-Year Note 7 12/19/23 756,438 (1,983)
U.S. Treasury Long Bond 4 12/19/23 455,125 (22,821)
U.S. Treasury Ultra Long Bond 44 12/19/23 5,222,250 (384,797)
$ 17,240,297 $ (460,229)
Short Contracts:
S&P 500 E-Mini (14) 12/15/23 (3,027,850) 149,632
U.S. Treasury Ultra 10-Year Note (29) 12/19/23 (3,235,313) 79,396
$ (6,263,163) $ 229,028
At September 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 28-day MXN TIIE-BANXICO Monthly 9 .000 % Monthly 08/14/28 MXN 5,258,000 $ (7,256) $ (7,256)
Pay 28-day MXN TIIE-BANXICO Monthly 8 .860 Monthly 08/09/28 MXN 5,298,000 (8,961) (8,961)
Pay 1-day Secured Overnight Financing Rate Annual 3 .759 Annual 08/11/33 USD 29,000 (391) (396)
Pay 1-day Secured Overnight Financing Rate Annual 4 .603 Annual 09/05/25 USD 648,000 274 274
Receive 1-day Secured Overnight Financing Rate Annual 4 .805 Annual 02/20/25 USD 405,000 1,421 1,421
Receive 1-day Secured Overnight Financing Rate Annual 4 .875 Annual 02/20/25 USD 550,000 1,565 1,565
Receive 1-day Secured Overnight Financing Rate Annual 4 .807 Annual 06/20/25 USD 550,000 7 7
Receive 1-day Secured Overnight Financing Rate Annual 4 .561 Annual 09/05/25 USD 636,000 (26) (26)
Receive 1-day Secured Overnight Financing Rate Annual 4 .601 Annual 06/20/25 USD 637,000 1,225 1,225

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 4 .975 % Annual 02/20/25 USD 654,000 $ 1,241 $ 1,241
Receive 1-day Secured Overnight Financing Rate Annual 4 .667 Annual 06/20/25 USD 695,000 909 909
Receive 1-day Secured Overnight Financing Rate Annual 5 .061 Annual 02/20/25 USD 700,000 759 759
Receive 1-day Secured Overnight Financing Rate Annual 4 .884 Annual 02/20/25 USD 741,000 2,050 2,050
Receive 1-day Secured Overnight Financing Rate Annual 4 .073 Annual 02/20/25 USD 752,000 7,846 7,846
Receive 1-day Secured Overnight Financing Rate Annual 4 .986 Annual 02/20/25 USD 792,000 1,427 1,427
Receive 1-day Secured Overnight Financing Rate Annual 4 .745 Annual 06/20/25 USD 926,000 541 541
Receive 1-day Secured Overnight Financing Rate Annual 4 .657 Annual 09/05/25 USD 942,000 (877) (877)
Receive 1-day Secured Overnight Financing Rate Annual 4 .551 Annual 09/09/25 USD 1,001,000 (68) (68)
Receive 1-day Secured Overnight Financing Rate Annual 4 .464 Annual 02/20/25 USD 1,024,000 6,903 6,903
Receive 1-day Secured Overnight Financing Rate Annual 3 .559 Annual 02/20/25 USD 1,187,000 18,148 18,148
Receive 1-day Secured Overnight Financing Rate Annual 4 .586 Annual 02/20/25 USD 1,215,000 6,783 6,784
Receive 1-day Secured Overnight Financing Rate Annual 4 .756 Annual 02/20/25 USD 1,273,000 5,056 5,056
Receive 1-day Secured Overnight Financing Rate Annual 4 .668 Annual 06/20/25 USD 1,447,000 1,884 1,884
Receive 1-day Secured Overnight Financing Rate Annual 4 .784 Annual 02/20/25 USD 1,505,000 5,592 5,592
$ 46,052 $ 46,048
At September 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 210,000 $ 10,416 $ 580
$ 10,416 $ 580
At September 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 2.225%
1-day Secured Overnight
Financing Rate 05/16/24 USD 1,094,700 $ 11,859 $ 965
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.213%
1-day Secured Overnight
Financing Rate 05/16/24 USD 912,300 9,944 785
$ 21,803 $ 1,750
At September 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 1-Year Interest
Rate Swap
(2)
Barclays Bank PLC Pay 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 2,894,000 $ 13,616 $ (1,268)
Call on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 5,788,000 25,193 (484)
Put on 10-Year Interest
Rate Swap
(1)
BNP Paribas Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 1,094,700 11,859 (38,794)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/16/24 USD 912,300 9,944 (32,330)
Put on 1-Year Interest
Rate Swap
(1)
Barclays Bank PLC Receive 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 2,894,000 13,616 (30,598)
Put on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 5,788,000 25,192 (98,299)
$ 99,420 $ (201,773)
At September 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced
Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 439,500 $ (76,913) $ (3,377)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 740,000 (130,980) (6,679)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Balanced Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 925,000 $ (166,500) $ (10,625)
$ (374,393) $ (20,681)
At September 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 4.150% Pay
1-day Secured Overnight
Financing Rate 09/03/24 USD 2,945,000 $ 16,492 $ 6,378
Call on 1-Year Interest
Rate Swap BNP Paribas 4.150% Pay
1-day Secured Overnight
Financing Rate 09/03/24 USD 5,891,000 32,916 12,687
Call on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Pay
1-day Secured Overnight
Financing Rate 06/17/24 USD 4,952,000 28,239 18,484
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Pay
1-day Secured Overnight
Financing Rate 06/14/24 USD 4,952,000 29,874 22,372
Call on 5-Year Interest
Rate Swap Bank of America N.A. 4.160% Pay
1-day Secured Overnight
Financing Rate 09/28/28 USD 126,000 5,594 74
Call on 5-Year Interest
Rate Swap Barclays Bank PLC 3.858% Pay
1-day Secured Overnight
Financing Rate 08/21/28 USD 11,595,000 512,499 74,698
Call on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.525% Pay
1-day Secured Overnight
Financing Rate 08/08/28 USD 126,000 5,336 1,351
Put on 1-Year Interest
Rate Swap Bank of America N.A. 4.150% Receive
1-day Secured Overnight
Financing Rate 09/03/24 USD 2,945,000 16,492 (6,203)
Put on 1-Year Interest
Rate Swap BNP Paribas 4.150% Receive
1-day Secured Overnight
Financing Rate 09/03/24 USD 5,891,000 32,916 (12,477)
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Receive
1-day Secured Overnight
Financing Rate 06/17/24 USD 4,952,000 28,239 (24,430)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Receive
1-day Secured Overnight
Financing Rate 06/14/24 USD 4,952,000 30,265 (27,121)
Put on 2-Year Interest
Rate Swap
Goldman Sachs
International 3.400% Receive 6-month EUR-EURIBOR 08/29/25 EUR 1,767,000 16,053 (546)
Put on 5-Year Interest
Rate Swap Bank of America N.A. 4.160% Receive
1-day Secured Overnight
Financing Rate 09/28/28 USD 126,000 5,594 116
Put on 5-Year Interest
Rate Swap Barclays Bank PLC 3.858% Receive
1-day Secured Overnight
Financing Rate 08/21/28 USD 11,595,000 512,499 (47,152)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.525% Receive
1-day Secured Overnight
Financing Rate 08/08/28 USD 126,000 5,336 (1,495)
$ 1,278,344 $ 16,736
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
EUR
—
EU Euro
MXN
—
Mexican Peso
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 13,094,027
Gross Unrealized Depreciation (14,432,222)
Net Unrealized Depreciation $ (1,338,195)